As filed with the Securities and Exchange Commission on December 30, 2025

1933 Act File No. ________

1940 Act File No. 811-24151

U.S. Securities and Exchange Commission

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒	Registration Statement Under the Securities Act of 1933
☐	Pre-Effective Amendment No. _
☐	Post-Effective Amendment No. _

and

☒	Registration Statement Under the Investment Company Act of 1940
☐	Amendment No. _

Tortoise Energy & Infrastructure Interval Fund

Exact Name of Registrant as Specified in Charter

5901 College Boulevard, Suite 400

Overland Park, KS 66211

(Address of Principal Executive Offices)

(913) 981-1020

(Registrant’s Telephone Number, including Area Code)

5901 College Boulevard, Suite 400

Overland Park, KS 66211

(Name and Address of Agent for Service)

Copies of Communications to:

Morrison C. Warren

Chapman and Cutler llp

320 South Canal Street

Chicago, IL 60606

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

_______________

☐ Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒ Check box if any securities being registered on the Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐ Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐ Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐ Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐ This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐ This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐ This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐ This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

Check each box that appropriately characterizes the Registrant:

☒ Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”))

☐ Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☒ Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐ A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐ Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐ If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒ New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectus for Tortoise Energy & Infrastructure Interval Fund

Part B – Statement of Additional Information for Tortoise Energy & Infrastructure Interval Fund

Part C – Other Information

Signatures

Index to Exhibits

Exhibits

_______________

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion
Preliminary Prospectus dated December 30, 2025

PROSPECTUS

TORTOISE ENERGY & INFRASTRUCTURE INTERVAL FUND

CLASS I SHARES

CLASS A-1 SHARES

CLASS A-2 SHARES

CLASS C-1 SHARES

CLASS C-2 SHARES

SHARES OF BENEFICIAL INTEREST

Tortoise Energy & Infrastructure Interval Fund (the “Fund”) is a Maryland statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund.

Interval Fund Structure. As an “interval fund,” the Fund is designed primarily for long-term investors and not as a trading vehicle. Shares of the Fund will be continuously offered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund will make quarterly offers to repurchase an amount not less than [5%] and not more than 25% of the Fund’s outstanding shares of beneficial interest at net asset value (“NAV”), according to the Fund’s repurchase policy established pursuant to Rule 23c-3 under the Investment Company Act. [Quarterly] repurchases will occur in the months of [March, June, September, and December]. The Fund expects to make its initial repurchase offer in ________, 2026. In connection with any given repurchase offer, it is expected that the Fund will offer to repurchase only the minimum amount of [5%] of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. Shares are, therefore, not readily marketable. Even though the Fund will make [quarterly] repurchase offers to repurchase a portion of the shares to seek to provide liquidity to shareholders, you should consider the shares to be illiquid. See “Risks — Repurchase Offers Risks.” The Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

Investment Objective. The Fund’s investment objective is to seek to deliver attractive total return. There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in assets in the energy value chain, including companies engaged in the exploration, production, processing, transportation, storage and distribution of energy commodities (collectively, “Energy Interests”) or in long-lived, capital-intensive assets that provide essential services within the energy value chain and are often characterized by fee-based, contractual or regulated revenue structures, with an emphasis on energy infrastructure assets such as pipelines, terminals, storage facilities, related logistics assets and assets relating to the specific technology and power infrastructure needs of artificial intelligence (“Infrastructure Interests,” and together with Energy Interests, “Energy and Infrastructure Interests”). An Infrastructure Interest may also include any investment that, at the time of investment, does not meet the Infrastructure Interest Threshold but which, under normal market conditions or upon reaching scale, could reasonably be expected to meet the Infrastructure Interest Threshold (each, a “Developing Infrastructure Interest”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Energy and Infrastructure Interests include Public Equities, Private Securities, Structured Instruments and Liquid Assets (each defined below).

Shares. This prospectus (this “Prospectus”) applies to the offering of five separate classes of common shares of beneficial interest, designated as Class I Shares, Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares (the “Shares”). See “Plan of Distribution.” The Fund may offer additional classes of Shares in the future. The Fund has applied for an exemptive order from the Securities and Exchange Commission (“SEC”) with respect to the Fund’s multi-class structure. Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares will not be offered to investors until the Fund receives an exemptive order permitting the multi-class structure. There is no assurance that the Fund will be granted the exemptive order.] The Shares will be continuously offered at NAV as of the date that the request to purchase Shares is received and accepted by or on behalf of the Fund.

The Fund is authorized as a Maryland statutory trust to issue an unlimited number of Shares. During this continuous offering, the Fund is offering to sell Shares through ________ (the “Distributor”), under the terms of this Prospectus, an unlimited number of Shares of beneficial interest at net asset value plus any applicable sales load. While the Fund does not impose an initial sales charge on Class I Shares, if you buy Class I Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. In addition, certain institutions (including banks, trust companies, brokers and investment advisers) may be authorized to accept, on behalf of the Fund, purchase and exchange orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders.

The minimum initial investment for Class I Shares is $[_____] per account, except that the minimum investment may be higher or lower for certain financial firms that submit orders on behalf of their customers, the Trustees and certain employees and their extended family members of the Adviser and its affiliates. The minimum subsequent investment amount for Class I Shares is $[__]

The minimum initial investment for Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares is $[___] per account, except that the minimum investment may be higher or lower for certain financial firms that submit orders on behalf of their customers, the Trustees and certain employees and their extended family members of the Adviser and its affiliates. The minimum subsequent investment amount for Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares is $[__], except for purchases made pursuant to the Fund’s DRIP or as otherwise permitted by the Fund. See “Plan of Distribution.”

The Fund will reserve the right to waive investment minimums.

Investors purchasing Class A-1 Shares and Class A-2 Shares may be charged a sales load of up to [__]% of the investment amount. For some investors, the sales load may be waived or reduced. Please see “Plan of Distribution” for more details.

The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares, but will use its best efforts to solicit orders for the sale of the Shares. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account. The Shares will not be listed on any securities exchange and it is not anticipated that a secondary market for the Shares will develop. Moreover, the Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Agreement and Declaration of Trust of the Fund (as amended and restated from time to time, the “Declaration of Trust”).

Investing in the Shares involves risks that are described in the “Risk Factors” section of this Prospectus.

•	The Fund does not intend to list its Shares on any securities exchange, and the Fund does not expect a secondary market in the Shares to develop.

•	You should not expect to be able to sell your Shares other than through the Fund’s repurchase policy, regardless of how the Fund performs.

•	Even though the Fund will offer to repurchase Shares on a quarterly basis, subject to the limitations described herein, you should consider Shares of the Fund to be an illiquid investment. There is no guarantee that you will be able to sell your Shares at any given time or in the quantity that you desire.

•	The Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.

•	There is no assurance that distributions paid by the Fund will be maintained at a certain level or that distributions will be paid at all.

•	The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to Shareholders through distributions will be distributed after payment of fees and expenses.

•	A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

•	The Fund may utilize borrowings and financial leverage and assume significant risks as a result. See “Risk Factors − Leverage Risk.”

You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest in the Fund’s Shares, and retain it for future reference. The Fund’s Statement of Additional Information (“SAI”) dated [                        ], as it may be supplemented, containing additional information about the Fund, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the SAI, the table of contents of which is on page [    ] of this Prospectus, annual and semi-annual reports to Shareholders when available, and other information about the Fund, and make Shareholder inquiries by calling (913) 981-1020, by writing to the Fund at 5901 College Boulevard, Suite 400, Overland Park, KS 66211, or from the Fund’s or Tortoise’s website (www.tortoisecapital.com). Please note that the information contained in the Fund’s or Tortoise’s website, whether currently posted or posted in the future, is not part of this Prospectus or the documents incorporated by reference in this Prospectus. You also may obtain a copy of the SAI (and other information regarding the Fund) from the Securities and Exchange Commission’s website (http://www.sec.gov). Neither the SEC nor any state securities commission has approved or disapproved these securities or determined whether this Prospectus is truthful or complete, nor have they made, nor will they make, any determination as to whether anyone should buy these securities. Any representation to the contrary is a criminal offense.

The Adviser and the Fund rely on exemptive relief to, among other things, (i) designate multiple classes of Shares; (ii) impose on certain of the classes an early repurchase fee and schedule for waivers of such fee; (iii) impose class specific annual asset-based distribution fees on the assets of the various classes of Shares to be used to pay for expenses incurred in fostering the distribution of the Shares of the particular class; [and (iv) make frequent distributions of capital gains.] The Fund and the Adviser have also obtained exemptive relief to co-invest alongside affiliates in privately negotiated investments. Under the co-investment exemptive relief, the Fund and the Adviser are required to comply with certain conditions that would not otherwise apply.

Shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Prospective investors should not construe the contents of this Prospectus as legal, tax, financial or other advice. Each prospective investor should consult with his, her or its own professional advisers as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

The date of this Prospectus is [            ], 2026.

You should rely only on the information contained in this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of securities in any state where the offer is not permitted. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

i

PROSPECTUS SUMMARY

This is only a summary and highlights information contained elsewhere in this Prospectus. It does not contain all of the information that may be important to you and your investment decision. You should carefully read this entire Prospectus, including the matters set forth under “Risk Factors,” and the Statement of Additional Information (the “SAI”). In this Prospectus and the SAI, unless the context otherwise requires, references to “the Fund,” “we,” “us” and “our” refer to Tortoise Energy & Infrastructure Interval Fund.

The Fund

Tortoise Energy & Infrastructure Interval Fund (the “Fund”) is a Maryland statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is an interval fund that will provide limited liquidity by offering to make quarterly repurchases of each class of shares (“Shares”) at that class of Shares’ net asset value (“NAV”), which will be calculated on a daily basis. The Fund intends to publicly report the NAV per Share of each class of the Fund on its website on a daily basis. For information on the Fund’s daily NAV, please visit [www.tortoisecapital.com] or call the Fund at (913) 981-1020.

Shares of the Fund will be continuously offered under the Securities Act of 1933, as amended (the “Securities Act”). Shares of the Fund have no history of public trading, nor is it intended that such Shares will be listed on a public securities exchange, and therefore an investment in Shares should be treated by investors as an illiquid investment (see “Risk Factors” below). The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

Investment Objective

The Fund’s investment objective is to seek to deliver attractive total return. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without approval of the Fund’s shareholders (“Shareholders”). There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in assets in the energy value chain, including companies engaged in the exploration, production, processing, transportation, storage and distribution of energy commodities (collectively, “Energy Interests”) or in long-lived, capital-intensive assets that provide essential services within the energy value chain and are often characterized by fee-based, contractual or regulated revenue structures, with an emphasis on energy infrastructure assets such as pipelines, terminals, storage facilities, related logistics assets and assets relating to the specific technology and power infrastructure needs of artificial intelligence (“Infrastructure Interests,” and together with Energy Interests, “Energy and Infrastructure Interests”). An Infrastructure Interest comprises any investment that, at the time of investment, derives at least 50% of its revenue or profits from the ownership, operation, financing, or servicing of infrastructure assets (“Infrastructure Interest Threshold”). An Infrastructure Interest may also include any investment that, at the time of investment, does not meet the Infrastructure Interest Threshold but which, under normal market conditions or upon reaching scale, could reasonably be expected to meet the Infrastructure Interest Threshold (each, a “Developing Infrastructure Interest”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Energy and Infrastructure Interests include Public Equities, Private Securities, Structured Instruments and Liquid Assets (each defined below).

The following provides additional details on the types of Energy and Infrastructure Interests in which the Fund principally invests:

•	“Public Equities” are publicly traded equities for companies, including corporations and master limited partnerships (“MLPs”), engaged in the production, transportation, infrastructure, storage, distribution, or consumption of energy, including, but not limited to, (i) pipeline, utility, and liquefied natural gas (“LNG”) operators, (ii) regulated or merchant power producers and grid operators, (iii) nuclear, gas, oil, coal and renewable energy developers, and (iv) commodity-linked equities, such as mineral miners.

•	“Private Securities” are private equity, private credit securities and/or real estate interests including, but not limited to, (i) direct investments or co-investments in energy and infrastructure projects, (ii) private operating companies with significant exposure to the energy, power, or industrial sectors, (iii) non-operated working interests, royalties, mineral rights, overriding royal interests, working interest partnerships, fee, state or federal mineral property rights and similar interests (iv) regulated utility infrastructure buildouts, (v) midstream infrastructure, and (vi) energy-related equipment or services, such as site utility and infrastructure systems, data center or artificial-intelligence infrastructure and smart grid technology.

•	“Structured Instruments” are structured and/or hybrid instruments, including, but not limited to, (i) preferred equity, mezzanine debt and other income-generating structured products, (ii) interests in private funds (“Private Funds”), (iii) project finance vehicles, (iv) and convertible debt and warrants.

•	“Liquid Assets” are liquid assets used to gain broad exposure or manage liquidity, including, but not limited to, (i) cash, (ii) exchange-traded funds, mutual funds and index swaps, (iii) treasuries, and (iv) repurchase agreements.

It is anticipated that immediately following the Fund’s commencement of operations, the Fund’s portfolio will consist primarily of Public Equities and Liquid Assets, while Private Securities and Structured Investments will be given greater weight after the initial portfolio construction phase.

As a component of the Fund’s investment strategy, the Adviser expects to make investments in companies that stand to benefit from increasing artificial intelligence (“AI”) demand and the resulting increase in demand for the specific technology and power infrastructure needs of AI. The Adviser believes that AI workloads demand unique technology, cooling, electrical and energy infrastructure requirements and seeks to identify companies that focus on, or are expected to focus on, providing technology and power infrastructure that meets the specific needs of AI.

The Adviser has obtained an exemptive order that will allow the Fund to co-invest with certain affiliated entities [in transactions originated by the Fund, the Adviser, or their respective affiliates] (the “Exemptive Order”). The Exemptive Order is subject to the satisfaction of certain conditions to allow investment in certain private placement transactions, alongside other funds managed by the Adviser or its affiliates, and any future funds that are advised by affiliated investment advisers. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser, its affiliates and their respective officers and employees will not be devoted exclusively to the Fund’s business, but will be allocated between the Fund and such other business activities of such affiliates in a manner that is deemed necessary and appropriate. In reliance on the Exemptive Order, the Fund may gain exposure to its Energy and Infrastructure Interests through Co-Investment Entities and Joint Venture Entities. “Co-Investment Entities” are entities in which the Fund will co-invest alongside affiliates of the Fund, including those of the Adviser. The Fund may own a majority or minority interest in any particular Co-Investment Entity. “Joint Venture Entities” are entities in which the Fund will co-invest solely alongside unaffiliated third-party investors. [The Fund may own a majority or minority interest in any particular Joint Venture Entity.]

[The Fund may invest in Energy and Infrastructure Interests through one or more wholly-owned subsidiaries of the Fund organized in the Cayman Islands or other non-U.S. jurisdiction (“Offshore Subsidiaries”). The Fund may allocate up to 25% of its assets in the Offshore Subsidiaries, which have the same investment objective as the Fund, and are intended to provide the Fund with indirect exposure to Energy and Infrastructure Interests in a manner consistent with the limitations and requirements of the Code that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. To the extent they are applicable to the investment activities of the Offshore Subsidiaries, the Offshore Subsidiaries will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Offshore Subsidiaries. Each of the Offshore Subsidiaries complies with Section 17 of the Investment Company Act relating to affiliated transactions and custody. The Adviser will act as the co-investment advisers to any Offshore Subsidiary pursuant to a separate investment advisory agreement with each such Offshore Subsidiary. Although the Offshore Subsidiaries are not expected to be registered under the Investment Company Act, the Adviser comply with provisions of the Investment Company Act relating to investment advisory contracts with respect to the Offshore Subsidiaries. Offshore Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund.]

Investment Adviser

The Fund’s investment advisor is Tortoise Capital Advisors, L.L.C., a registered investment adviser specializing in energy investing across the energy value chain, including infrastructure and MLPs (“Tortoise” or the “Adviser”). Tortoise is responsible for overseeing the Fund’s overall investment strategy and its implementation. Tortoise’s principal offices are located at 5901 College Boulevard, Suite 400, Overland Park, KS 66211. As of ________, 2026, Tortoise had approximately $[____] in total assets under management.

Sub-Adviser

The Fund’s sub-advisor is ________ (the “Sub-Adviser”)

Fees and Expenses

The Fund bears all expenses incurred in its business and operations, other than those borne by the Adviser, pursuant to its agreement with the Fund, including, but not limited to all investment related expenses (e.g., costs and expenses directly related to portfolio transactions and positions for the Fund’s account, such as: direct and indirect expenses associated with investments; brokerage commissions; the Management Fee (as defined below); the Incentive Fee (as defined below); any non-investment related interest expense; legal and accounting fees; audit and tax preparation fees and expenses; the fees of any administrator or transfer agent retained by the Fund and related expenses; custody fees and expenses; insurance costs; fees and travel-related expenses of members of the Board who are not employees of the Adviser or affiliates of the Adviser; fees and expenses in connection with repurchase offers and any repurchases of Fund Shares; and any extraordinary expenses).

Pursuant to the Investment Management Agreement between the Fund and the Adviser, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a total management fee equal to [ ]% of the Fund’s average daily net assets (the “Management Fee”). [The Adviser will also be entitled to receive an incentive fee equal to [ ]% of the Fund’s net investment income, calculated and paid [monthly]/[quarterly], as applicable] (the “Incentive Fee,” and collectively with the Management Fee, the “Investment Advisory Fees”).

The Management Fee and the Incentive Fee will be paid to the Adviser out of the Fund’s assets. Because the Management Fee and the Incentive Fee are paid out of the Fund’s assets, they reduce the net asset value (“NAV”) of the Shares.

The Adviser and the Fund have entered into a Management Fee Waiver Agreement pursuant to which the Adviser has agreed contractually for a period of [one year] from the commencement of the Fund’s operations to waive its Management Fee to [ ]% of the Fund’s NAV. The Management Fee Waiver Agreement will remain in effect for a period of [one year] from the commencement of the Fund’s operations, unless and until the Board approves its modification or termination. The Adviser will not recoup any waived Management Fees under the terms of the Management Fee Waiver Agreement.

The Adviser has contractually agreed to waive or reduce its Investment Advisory Fees and/or reimburse expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest on borrowings, commitment fees relating to borrowings, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed [___]%, of the average daily net assets attributable to each of the Class I Shares, Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares. This agreement is in effect until [_________], and it may be terminated before that date only by the Fund’s Board of Trustees. Any reduction in Investment Advisory Fees or payment of the Fund’s expenses made by the Adviser in a fiscal year may be reimbursed by the Fund for a period ending three (3) full fiscal years after the date of reduction or payment if the Adviser so requests. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Administration and Accounting Agent

U.S. Bank Global Fund Services serves as the Fund’s Administrator and Accounting Agent. See “Management of the Fund.”

Transfer Agent

U.S. Bank Global Fund Services serves as the Fund’s transfer agent. See “Management of the Fund.”

Custodian

U.S. Bank, N.A. serves as the Fund’s custodian. See “Management of the Fund.”

Distributor

________ (the “Distributor”) is the principal underwriter and distributor of the Common Shares and serves in that capacity on a best efforts basis, subject to various conditions. The Fund may be offered through other brokers, dealers and other financial intermediaries that have entered into selling agreements with the Distributor.

Distribution Fees

Class I Shares are not subject to a Distribution Fee. See “Plan of Distribution.”

The Fund has applied to the SEC for exemptive relief to offer multiple classes of shares and to adopt a distribution and service plan for Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares (the “Distribution and Service Plan”). Once the Fund has received such relief, investors may pay a shareholder servicing and distribution fee at an annual rate of [__]% for Class A-1 Shares and Class C-1 Shares and [__]% for Class A-2 Shares and Class C-2 Shares, based on the aggregate net assets of the Fund attributable to such class, to be calculated as of the beginning of the first calendar day of each applicable month, and payable monthly in arrears. Payment of the Distribution and Shareholder Servicing Fee will be governed by the Distribution and Service Plan for Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares, which, pursuant to the conditions of an exemptive order expected to be issued by the SEC, will be adopted by the Fund with respect to Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares in compliance with Rule 12b-1 under the Investment Company Act. Class I Shares are not subject to any shareholder servicing or distribution fees. See “Plan of Distribution.”

Closed-End Fund Structure

Closed-end funds differ from mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Rather, closed-end fund shares typically trade in the secondary market via an exchange. Unlike many closed-end funds, however, the Shares will not be listed on an exchange. Instead, the Fund will provide limited liquidity to Shareholders by offering to repurchase a limited amount of the Shares (at least, and typically expected to be, 5%) quarterly, which is discussed in more detail below. The Fund, similar to a mutual fund, is subject to continuous asset inflows, although not subject to the continuous outflows. See “Quarterly Repurchases of Shares.”

Share Classes

The Fund intends to offer five separate classes of Shares, designated as Class I Shares, Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares, which are offered in this Prospectus. The Fund has applied for an exemptive order from the SEC with respect to the Fund’s multi-class structure. Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares will not be offered to investors until the Fund receives an exemptive order permitting the multi-class structure. There is no assurance that the Fund will be granted the exemptive order.]

An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions and ongoing fees and expenses for each Share class are different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” If an investor has hired an intermediary and is eligible to invest in more than one class of Shares, the intermediary may help determine which Share class is appropriate for that investor. When selecting a Share class, you should consider which Share classes are available to you, how much you intend to invest, how long you expect to own Shares, and the total costs and expenses associated with a particular Share class. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which Share class is best for you. Not all financial intermediaries offer all classes of Shares. If your financial intermediary offers more than one class of Shares, you should carefully consider which class of Shares to purchase.

Minimum Investment

The minimum initial investment for Class I Shares is $[_____] per account, except that the minimum investment may be higher or lower for certain financial firms that submit orders on behalf of their customers, the Trustees and certain employees and their extended family members of the Adviser and its affiliates. There is no minimum subsequent investment amount.

The minimum initial investment for Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares is $[____] per account, except that the minimum investment may be higher or lower for certain financial firms that submit orders on behalf of their customers, the Trustees and certain employees and their extended family members of the Adviser and its affiliates. The minimum subsequent investment amount for Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares is $[__], except for purchases made pursuant to the Fund’s DRIP or as otherwise permitted by the Fund.

In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of the Adviser or Distributor or any of their affiliates. The Fund will reserve the right to waive investment minimums. Minimum investment amounts may also be waived in the discretion of the Fund or the Adviser.

Investor Suitability

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money. Shares are not listed on any securities exchange and the Fund anticipates that no secondary market will develop for the Shares. Accordingly, you may not be able to sell Shares when and in the amount you desire. Shareholders should consider Sharers to be an illiquid investment. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. There is also no guarantee that the Fund will be able to make any distributions or maintain a certain level of distributions to Shareholders. An investment in the Fund should not be viewed as a complete investment program.

Repurchases of Shares

The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange. No secondary market is expected to develop for the Fund.

The Fund is an “interval fund” that is designed to provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the Investment Company Act, unless such offer is suspended or postponed in accordance with relevant regulatory requirements (as discussed below). In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum allowable amount of [5]% of its outstanding Shares. Quarterly repurchases will occur in the months of [March, June, September and December]. The first Repurchase Request Deadline (as defined below) for the Fund shall occur no later than two calendar quarters after the Fund’s initial effective date. The Fund’s offer to purchase Shares is a fundamental policy that may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (as defined in the Investment Company Act). Written notifications of each quarterly repurchase offer (the “Repurchase Offer Notice”) will be sent to Shareholders at least 21 calendar days before the repurchase request deadline (the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”); however, the Fund will seek to provide the Repurchase Offer Notice more than 21 calendar days in advance of the Repurchase Request Deadline but no more than 42 calendar days before the Repurchase Request Deadline. The NAV per Share will be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”). The Fund will distribute payment to Shareholders within seven calendar days after the Repurchase Pricing Date. During the period an offer to repurchase is open, Shareholders may obtain the current NAV per Share by calling [_____].

The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, you may not be able to sell Shares when and/or in the amount that you desire. Thus, the Shares are appropriate only as a long-term investment. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks. See “Interval Fund Risks,” “Repurchase Offers Risks.”

The Fund intends to finance repurchase offers with cash on hand, cash raised through borrowings, or the liquidation of portfolio securities. If the Fund is required to sell securities to purchase Shares that are tendered, remaining Shareholders will be subject to increased risk and increased Fund expenses as a percentage of new assets.

Use of Proceeds

The Fund will invest the proceeds of the continuous offering of Shares on an ongoing basis in accordance with its investment objective and policies as stated below. The proceeds of this offering may be initially invested by the Fund in short-term, high-quality debt securities, money market instruments or money market funds, in addition to, or in lieu of, investments consistent with the Fund’s investment objective and investment policies. See “Risk Factors” for more discussion of the potential limitations on the Fund’s ability to invest consistent with its investment objective and investment policies.

Use of Leverage

The Fund may employ leverage to the extent allowed under the Investment Company Act by utilizing a bank loan secured by the liquid securities of the Fund, commercial paper, and/or other borrowings available to the Fund. Leveraging is a speculative technique and there are special risks and costs involved. The Fund initially anticipates that, under normal market conditions, it will employ leverage through borrowings from banks or other financial institutions in the amount of up to 33 1/3% of the Fund’s Managed Assets. “Managed Assets” means the average daily gross asset value of the Fund (which includes assets attributable to the Fund’s preferred shares of beneficial interest (“Preferred Shares”), if any, and the principal amount of any borrowings or commercial paper or notes issued by the Fund), minus the sum of the Fund’s accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings of money incurred or of commercial paper or notes issued by the Fund).

In general, the Fund is prohibited from engaging in most forms of leverage representing indebtedness unless immediately after the issuance of such leverage the Fund has satisfied the asset coverage requirement with respect to senior securities representing indebtedness prescribed by the Investment Company Act, i.e., the value of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”), is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 33 1/3% of the Fund’s total net assets, including assets attributable to such leverage). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, this asset coverage requirement is satisfied.

Furthermore, the Fund may add leverage to its portfolio through the issuance of Preferred Shares in an aggregate amount of up to 50% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage) immediately after such issuance (i.e., for every dollar of Preferred Shares outstanding, the Fund is required to have at least two dollars of assets). Currently, the Fund has no intention to issue Preferred Shares.

Notwithstanding the forgoing, pursuant to Rule 18f-4, closed-end funds that use derivatives are subject to a value-at-risk (“VaR”) leverage limit, are required to implement a derivatives risk management program and must make certain reports to the board. Collectively, these requirements may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts. Moreover, even if such derivative and other transactions of the Fund are covered, they could represent a form of economic leverage and create special risks. See “Risk Factors — Leverage Risk.”

The Fund will seek to use leverage opportunistically and may determine to increase, decrease, or eliminate its use of leverage over time and from time to time based on various considerations, including the yield curve environment, interest rate trends and market conditions. There is no assurance that borrowings or other forms of leverage will in fact be established or be maintained in the future. If and when leverage is used, there is no assurance that the Fund’s leveraging strategies will be successful. The use of leverage will increase the volatility of the performance of the Fund’s investment portfolio and could result in the Fund experiencing greater losses than if leverage was not used. The net proceeds the Fund obtains from the use of leverage will be invested in accordance with the Fund’s investment objective and policies as described in this Prospectus. So long as the rate of return, net of applicable Fund expenses, on the investments purchased by the Fund from leverage proceeds exceeds the costs of such leverage to the Fund, the use of leverage should help the Fund to achieve an investment return greater than it would have if it had not utilized leverage, although the use of leverage also may result in losses greater than if the Fund had not used leverage.

The Fund may borrow money in order to repurchase its Shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund. The Fund may also borrow to facilitate investments. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed. See “Risk Factors — Leverage Risk.”

Board of Trustees

The Board has overall responsibility for monitoring and overseeing the management and operations of the Fund. A majority of the Trustees are not “interested persons,” as defined in the Investment Company Act, of the Fund, the Adviser, the Distributor, or any affiliates of any of the foregoing (the “Independent Trustees”).

Distribution Policy and Dividend Reinvestment Policy

The Fund’s distribution policy is to make [monthly] distributions to Shareholders [based on a managed distribution policy initially set at an annual rate of [8.00 – 10.00%]]. Unless a Shareholder elects otherwise, the Shareholder’s distributions will be reinvested in additional Shares of the same class under the Fund’s dividend reinvestment plan. Shareholders who elect not to participate in the Fund’s dividend reinvestment plan will receive all distributions in cash paid to the Shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). See “Distribution Policy and Dividend Reinvestment Plan.”

Taxation

The Fund intends to elect to be treated, and to qualify each year, as a “regulated investment company” (a “RIC”) under Subchapter M of the Code, so that it will generally not pay U.S. federal income tax on income and capital gains timely distributed (or treated as being distributed, as described below) to shareholders. To qualify as a RIC, at least 90% of the Fund’s gross income must be derived from (A) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (B) net income derived from an interest in a qualified publicly traded partnership.

Code § 851 does not contain a definition of “securities.” However, the section provides that terms not defined in the section have the meanings under the Investment Company Act. Some of the intended investments of the Fund may not qualify as “securities” under the Investment Company Act. The Fund may attempt to isolate those investments in one or more controlled Offshore Subsidiary. However, to satisfy the RIC diversification tests, the Offshore Subsidiaries may not represent more than 25% of the value of the Fund at the end of any quarter (subject to some exceptions). If it is determined that the investments held directly by the Fund are not securities, or if the Offshore Subsidiaries represents more than 25% of the value of the Fund at the end of a quarter, the Fund may lose its status as a RIC and be subject to corporate level taxation.

The Fund intends to treat any income it may derive from the investments received by the Offshore Subsidiaries as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Offshore Subsidiaries would be qualifying income, if (i) the income is distributed in the same year that it is required to be included in the income of the RIC or (ii) the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Offshore Subsidiaries, the Fund intends to cause the Offshore Subsidiaries to make distributions that would allow the Fund to make timely distributions to its Shareholders.

If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at the rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, if any, and net capital gain. Under the Code, the Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. However, the Fund may also decide to distribute less and pay the federal excise taxes. See “Federal Tax Matters.”

Summary of Principal Risks

An investment in the Fund is subject to a high degree of risk. There can be no assurance the Fund will achieve its investment objective. Risks of investing in the Fund, include, but are not limited to, those outlined below. See “Risk Factors” and elsewhere in this Prospectus where risks of investment are discussed in more detail. You should consider carefully the risks before investing in the Shares. You may also wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

•	Energy Companies Risk. Companies in the energy sector may be adversely affected by volatility in energy and commodity prices, lower demand, overproduction, depletion of resources, social and political unrest, war, trade disputes, government regulations and energy transition efforts, among other factors. The energy sector is cyclical and can be significantly impacted by changes in economic conditions. Some energy companies, such as those in the oil and gas sector, face substantial costs related to exploration and production and significant operational risks. Energy companies are at risk of environmental damage claims and other litigation.

•	Energy Infrastructure Companies Risk. Energy infrastructure companies, including MLPs and utility companies, are subject to risks specific to the energy and energy-related industries. This includes but is not limited to: fluctuations in commodity prices impacting the volume of energy commodities transported, processed, stored or distributed; reductions in volumes of natural gas or other energy commodities being available for transporting, processing, storing or distributing; slowdowns in new construction and acquisitions limiting growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time; depletion of natural gas reserves or other commodities; rising interest rates resulting in higher costs of capital, increased operating costs; counterparties to contracts defaulting or going bankrupt; and an inability to execute acquisitions or expansion projects in a cost-effect manner; extreme weather events and environmental hazards; and threats of attack by terrorists on energy assets. Energy infrastructure companies may also face counterparty risk, such that long-term contracts may be declared void if the counterparty to those contracts enters bankruptcy proceedings. In addition, energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Energy infrastructure companies that own interstate pipelines are subject to regulation by U.S. Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such a company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to pay cash distributions or dividends. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of America, also may impact the energy infrastructure companies.

Certain energy infrastructure companies in the utility industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems in varying degrees.

Certain energy infrastructure companies are involved in the production of electrical equipment and components. General risks of these companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, the companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

•	Infrastructure Companies Risk. Companies involved in infrastructure or infrastructure-related industries may be adversely affected by supply chain and distribution disruptions, business interruptions, third-party vendor risks, shifts in public and private capital spending levels, regulations, cyber or other attacks, volatility in commodity prices and currencies, trade disputes, scarcity of materials or parts, excess capacity, and liability claims, among other things. The performance of such companies also may be affected by technological developments, extreme weather or other catastrophic events, labor relations, government spending policies, and changes in domestic and international economies.

•	AI Infrastructure Risk. The Fund’s strategy of emphasizing investments in AI infrastructure companies means that the performance of the Fund will be closely tied to the performance of one or more industries that are expected to benefit from the growth of AI-capable data centers and related technology and energy infrastructure. Investing in companies that are expected to benefit from the same macro theme means that some of the Fund’s investments may be similarly affected by certain market, economic, political, or social developments. The risks of emphasizing AI-capable data centers and companies that provide critical infrastructure to such companies include a slower adoption rate of AI that results in lower capital spending on AI infrastructure; changes in the pace or focus of AI infrastructure spending; the development of large language models that require less AI infrastructure for similar output; and the emergence of alternative energy technology that generates reliable electricity.

•	Utility Companies Risk. The utilities sector is generally subject to significant government regulation and oversight, including restrictions on rates as well as environmental and other regulations. Utility companies also may face risks related to, among other things, natural disasters, cyber or other attacks, capital project funding, energy price volatility and increased competition.

•	Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.

•	Nuclear Power Companies Risk. Nuclear power companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in the case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on nuclear infrastructure companies. In addition, nuclear infrastructure companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear infrastructure companies may decline with a corresponding impact on earnings. Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations, including terrorist threats in particular. These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on nuclear power companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate.

•	Oil and Gas Companies Risk. General problems of the oil and gas products sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. Friction with certain oil producing countries, and between the governments of the United States and other major exporters of oil to the United States, or policy shifts by governmental entities and intergovernmental entities such as OPEC, could put oil exports at risk. In addition, falling oil and gas prices may negatively impact the profitability and business prospects of certain energy companies. Further, global concerns of civil unrest in foreign countries may also affect the flow of oil from such countries.

•	Clean Energy Companies Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

•	Industry Concentration Risk. The Fund’s investments in securities in a certain industry may be adversely affected by political, economic and regulatory developments within that sector. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. If the Fund invests a significant portion of its investment portfolio in issuers within the same industry, an adverse economic, business or political development affecting industry would be expected to affect the value of the Fund’s investments more than if its investments were not so concentrated. To the extent that the Fund invests a significant portion of its assets in the securities of issuers operating principally in a given industry, it will be disproportionally affected by political and economic conditions and developments in that industry, as applicable. See “Risk Factors—Industry Concentration Risk.”

•	Operating Hazards Risk. The Fund’s investments will be subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, downhole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. These hazards could result in substantial losses to an investment due to injury and loss of life, severe damage to and destruction of property and equipment, pollution and other environmental damage, suspension of operations and costs of remediation. Investment operations could result in liability for personal injuries, property damage, oil spills, discharge of hazardous materials, remediation and clean-up costs, and other environmental damages. A property underlying an Energy and Infrastructure Interest could be liable for environmental damages caused by previous property owners. As a result, substantial liabilities to third parties or governmental entities may be incurred, the payments of which could have a material adverse effect on the Fund’s investments, and thus on the Fund. However, portfolio investments will not be able to fully insure against all risks associated with their business, either because such insurance is not available or because the cost of such insurance would be prohibitive.

•	Commodity Price Risk. Infrastructure investments may be subject to commodity price risk, including, without limitation, the price of electricity and the price of fuel. The operation and cash flows of any Energy and Infrastructure Interests may depend, in some cases to a significant extent, upon prevailing or improving market prices for energy commodities (such as oil, gas, coal, and power). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations. Market prices of these energy commodities as well as other inputs may fluctuate materially depending on a variety of factors beyond the control of an Energy and Infrastructure Interest, including, without limitation, weather conditions, foreign and domestic supply and demand, force majeure events, changes in law, governmental regulations, prices and availability of alternative fuels and energy sources, international political conditions including those in the Middle East, actions of OPEC (and other oil- and natural gas-producing nations), and overall economic conditions.

•	[Limitations on Transactions with Affiliates Risk. The Investment Company Act limits the Fund’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company that is considered its affiliate under the Investment Company Act. However, the Fund may under certain circumstances purchase any such portfolio company’s securities in the secondary market, which could create a conflict for the Adviser between the Fund’s interests and the interests of the portfolio company, in that the ability of the Adviser to recommend actions in the Fund’s best interests might be impaired. The Fund and the Adviser have sought exemptive relief to expand the Fund’s ability to co-invest alongside affiliates in privately negotiated investments. Under the exemptive relief, the Fund and the Adviser are required to comply with certain conditions that would not otherwise apply. There can be no assurance that such co-investment exemptive order will be obtained.]

•	Credit Risk. The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or may otherwise default on other financial terms and/or go bankrupt. This is also sometimes described as “counterparty risk.”

•	High Yield Securities Risk. High yield securities (commonly referred to as “junk bonds”) are below investment grade debt securities or comparable unrated securities and are considered predominantly speculative. Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. Changes in economic conditions are also more likely to lead to a weakened capacity to make principal payments and interest payments. The recent economic downturn has severely affected the ability of many highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.

•	Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund’s investments may be negatively affected by the broad investment environment in the energy markets, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser[, Sub-Adviser] and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. Moreover, if the Adviser [and Sub-Adviser] fail to retain their key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

•	Competition Risk. Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments.

•	Leverage Risk. Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Leverage is a speculative investment technique that may expose the Fund to greater risks and increased costs. There is no assurance that a leveraging strategy would be successful. Leverage involves risks and special considerations for Shareholders including:

•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the Shareholders;

•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and

•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.

•	Equity Securities Risk. The prices of equity securities, including common stocks and preferred securities, fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in Shareholder rights associated with such securities.

•	MLP Risk. MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

The Fund’s investment strategies depend in part on MLPs generally being treated as partnerships for U.S. federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower distributions.

The Fund expects to receive cash distributions each year from certain MLPs that exceed the net taxable income allocated to the Fund from such MLPs for such year, and, as a result, the Fund may recognize larger taxable gains (or smaller losses) with respect to such MLPs when it disposes of its interests in such MLPs. If you hold shares in the Fund when such gains or losses are recognized, you may be required to pay tax on one or more Fund distributions, potentially at ordinary income tax rates, even though you may not have economically benefited from the associated MLP cash distributions.

•	Competition for Investment Opportunities Risk. The Fund competes for investments with other investment funds (including registered investment companies, private infrastructure equity and debt funds, and fund-of-funds), other institutional investors, including public and corporate pension plans, sovereign wealth funds, endowments and foundations, insurance companies, family offices, and high net worth individuals, as well as traditional and non-traditional sources of infrastructure funding, including, but not limited to traditional financial services companies such as commercial banks, project finance companies, business development companies, SPACs, and hedge funds. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund.

These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Even if the Adviser identifies an attractive investment opportunity, the Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss.

•	Access to Investments. The Fund is registered as an investment company under the Investment Company Act and is subject to certain restrictions under the Investment Company Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time.

•	Private Equity Securities Risk. Private equity securities carry additional risk factors that should be considered by potential investors including excessive leverage, unclear ownership of economic risk, market access constraints and market opaqueness.

•	Privately Placed Securities Risk. The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser[ and Sub-Adviser] to fully evaluate the risks of investing in such securities and as a result place a Fund’s assets at greater risk of loss than if the Adviser[ and Sub-Adviser] had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

•	Liquidity Risk. Many of the Fund’s investments will be illiquid. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser[ and Sub-Adviser] believe it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

•	Interval Fund Risk. The Fund is a closed-end management investment company that provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust and the Fund’s repurchase policy. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of Shares tendered by a Shareholder in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire. See “Quarterly Repurchases of Shares.”

•	Repurchase Offers Risk. The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may adversely impact the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

•	Delay in Use of Proceeds Risk. Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at that time. Any delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns.

•	Valuation of Private Investments Risk. A large percentage of the securities in which the Fund invests will not have a readily determinable market price and will be fair valued by the Fund. The valuation of the Fund’s interests in private Energy and Infrastructure Interests is ordinarily determined each Business Day based in part on estimated valuations on valuation determinations made by the Adviser, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s “Valuation Designee” to perform the Fund’s fair value determinations, which are subject to Board oversight, as applicable, and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Adviser’s fair value determinations.

Investors should be aware that situations involving uncertainties as to the valuations by Energy and Infrastructure Interests could have a material adverse effect on the Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

•	Valuations Subject to Adjustment Risk. The valuations upon which the Fund determines its NAV on each Business Day may be subject to later adjustment or revision. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds.

•	Interest Rate Risk. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. If interest rates increase, such increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund Shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

•	Business and Regulatory Risks. Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund.

•	Issuer Risk. Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

•	Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends. The Fund intends to make many of its investments through entities taxable as partnerships for U.S. federal income tax purposes. The determination of the value and the identity of the issuer of such investments for purposes of the diversification requirement may be unclear. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified, there are no assurances that the Internal Revenue Service (“IRS”) will agree with a Fund’s determination of the issuer under the diversification requirement with respect to such investments.

In addition, income derived from direct and certain indirect investments in infrastructure may not be qualifying income for purposes of the 90% gross income requirement and may compromise the Fund’s ability to qualify as a RIC. The Fund will seek to restrict its income from investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income). However, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Shares.

•	Reliance on Key Persons Risk. The Fund relies on the services of certain executive officers who have relevant knowledge of Energy and Infrastructure Interests and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

•	Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure to companies in the energy sector [and the utilities sector]. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the energy sector than a fund that invests its assets in a more diversified manner. The energy sector comprises companies engaged in exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services. [The utilities sector comprises utility companies such as electric, gas and water utilities. It also includes independent power producers & energy traders and companies that engage in generation and distribution of electricity using renewable sources.]

•	Hedging Transactions Risk. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

•	Fund Capitalization Risk. There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

•	No Operating History Risk. The Fund is a newly organized, non-diversified, closed-end management investment company with no history of operations upon which prospective investors may evaluate the Fund’s past performance and potential future returns. While the senior investment professionals and other individuals employed by the Adviser[ and Sub-Adviser] have prior experience in Energy and Infrastructure Interest investments, past performance with respect to such activities is not a guarantee of future results.

•	Diversification Risk. The Fund is a “non-diversified company” under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified company”. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

•	Cybersecurity Risk. The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future.

•	ETF and Mutual Fund Risk. Investing in ETFs or mutual funds will provide the Fund with exposure to the risks of owning the underlying securities the ETFs or mutual funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a price above (premium) or below (discount) their NAV. In addition, an index-based ETF or mutual fund may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or mutual fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or mutual fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and mutual funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

•	Temporary Defensive Strategies Risk. When the Adviser[and Sub-Adviser] anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objective.

You should invest in the Fund only if you can sustain a complete loss of your investment. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful.

SUMMARY OF FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. You may pay other fees, such as fees or commissions to financial intermediaries, which are not reflected in the table and example below.

SHAREHOLDER TRANSACTION FEES	Class I Shares(1)	Class A-I Shares(1)	Class A-2 Shares(1)	Class C-I Shares(1)	Class C-2 Shares(1)
Maximum Sales Load (as a percentage of purchase amount)(1)	[____]%	[____]%	[____]%	[____]%	[____]%
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	[____]%	[____]%	[____]%	[____]%	[____]%
Dividend Reinvestment Plan	None	None	None	None	None

ANNUAL EXPENSES(3)(4) (as a percentage of net assets attributable to common Shares)
Management Fees	[____]%	[____]%	[____]%	[____]%	[____]%
Distribution and Service (Rule 12b-1) Fees	[____]%	[____]%	[____]%	[____]%	[____]%
Shareholder Servicing Fees	[____]%	[____]%	[____]%	[____]%	[____]%
Interest Payments on Borrowed Funds(5)	[____]%	[____]%	[____]%	[____]%	[____]%
Other Expenses(6)	[____]%	[____]%	[____]%	[____]%	[____]%
Acquired Fund Fees and Expenses(7)	[____]%	[____]%	[____]%	[____]%	[____]%
Total Annual Fund Operating Expenses(8)	[____]%	[____]%	[____]%	[____]%	[____]%
Fee Waiver and/or Expense Reimbursement(9)	[(___)]%	[(___)]%	[(___)]%	[(___)]%	[(___)]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements(8), (9)	[____]%	[____]%	[____]%	[____]%	[____]%

(1)	Investors purchasing Class A-1 Shares and Class A-2 Shares may be charged a sales load of up to [__]% of the investment amount. The table assumes the maximum sales load is charged. The Fund may, in its discretion, waive all or a portion of the sales load for certain investors. While the Fund does not impose an initial sales load on Class I Shares, Class C-1 Shares and Class C-2 Shares, if a Shareholder buys Class I Shares, Class C-1 Shares and Class C-2 Shares through certain selling agents or financial intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees in such amount as they may determine. See “Plan of Distribution.”

(2)	A [____]% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Shares (on a “first in-first out” basis). The Fund may waive the early repurchase fee for certain categories of shareholders or transactions, such as repurchases of Shares in the event of the shareholder’s death or disability. See “Periodic Repurchase Offers.”

(3)	The Fund’s annual expense ratio will increase or decrease over time as the Fund’s asset level decreases or increases, respectively, and as actual Fund expenses vary.

(4)	Assumes the Fund raises $[__] in proceeds in the first 12 months resulting in estimated average monthly net assets of approximately $[__].

(5)	The table assumes the average use of leverage by the Fund in an amount equal to [__]% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage) and assumes the annual interest rate on borrowings is [__]%. The Fund’s actual interest costs associated with leverage may differ from the estimates above.

(6)	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.

(7)	Shareholders also indirectly bear a portion of the asset-based fees and performance-based fees or allocations and other expenses incurred by the Fund as an investor in the Private Funds. Generally, asset-based fees payable to Private Fund managers will range from 1.00% to 2.00% (annualized) of the Fund’s investment, and performance-based fees or incentive allocations typically range from 10% to 20% of a Private Fund’s net profits annually, although it is possible that such ranges may be exceeded for certain Private Fund managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or incentive allocations paid by the Private Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Private Funds. The “Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the Fund’s current fiscal year.

(8)	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

(9)	The Adviser has contractually agreed to waive or reduce its Investment Advisory Fees and/or reimburse expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest on borrowings, commitment fees relating to borrowings, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed [___]% of the average daily net assets of the Fund. This agreement is in effect until [_________], and it may be terminated before that date only by the Fund’s Board of Trustees. Any reduction in advisory fees or payment of the Fund’s expenses made by the Adviser in a fiscal year may be reimbursed by the Fund for a period ending three full fiscal years after the date of reduction or payment if the Adviser so requests. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. However, the reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid by the Adviser and will not include any amounts previously reimbursed to the Adviser by the Fund. Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts. The Adviser may waive and/or reimburse fees and expenses in order to maintain distribution yield. The Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or Fund expenses.

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses holders of each class of Shares will bear directly or indirectly.

Example

The following Example is intended to help you understand the various costs and expenses that you, as a holder of Shares, would bear directly or indirectly. The Example assumes that you invest $1,000 in Shares of the Fund for the time periods indicated. Because there are no costs associated with repurchases at this time, your costs would be the same whether you hold your Shares or tender your Shares for repurchase at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV per Share, and that the Fund’s operating expenses (as described above) remain the same. The Example is based on these assumptions and should not be considered a representation of the Fund’s future expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$[____]	$[____]	$[____]	$[____]
Class A-1 Shares	$[____]	$[____]	$[____]	$[____]
Class A-2 Shares	$[____]	$[____]	$[____]	$[____]
Class C-1 Shares	$[____]	$[____]	$[____]	$[____]
Class C-2 Shares	$[____]	$[____]	$[____]	$[____]

PERFORMANCE INFORMATION

Because the Fund is newly organized and its Shares have not previously been offered, the Fund does not have any performance history as of the date of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

FINANCIAL HIGHLIGHTS

Because the Fund is newly organized and its Shares have not previously been offered, the Fund does not have any financial history as of the date of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

THE FUND

Tortoise Energy & Infrastructure Interval Fund (the “Fund”) is a Maryland statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is an interval fund that will provide limited liquidity by offering to make quarterly repurchases of each class of shares (“Shares”) at that class of Shares’ net asset value (“NAV”), which will be calculated on a daily basis. The Fund intends to publicly report the NAV per Share of each class of the Fund on its website on a daily basis. For information on the Fund’s daily NAV, please visit www.tortoisecapital.com or call the Fund at (913) 981-1020.

Shares of the Fund will be continuously offered under the Securities Act of 1933, as amended (the “Securities Act”). Shares of the Fund have no history of public trading, nor is it intended that such Shares will be listed on a public securities exchange, and therefore an investment in Shares should be treated by investors as an illiquid investment (see “Risk Factors” below). The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

USE OF PROCEEDS

The Fund will invest the net proceeds of the continuous offering of Shares on an ongoing basis in accordance with its investment objective and policies as stated below. The proceeds of this offering may be initially invested by the Fund in short-term, high-quality debt securities, money market instruments or money market funds, in addition to, or in lieu of, investments consistent with the Fund’s investment objective and investment policy. The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in accordance with its policies. It is currently anticipated that the Fund will be able to invest all or substantially all of the net proceeds according to its investment objective and policies within three months after receipt of the proceeds, depending on the amount and timing of proceeds available to the Fund as well as the availability of investments consistent with the Fund’s investment objective and policies, and except to the extent proceeds are held in cash to pay dividends or expenses, satisfy repurchase offers or for temporary defensive purposes. A delay in the anticipated use of proceeds could lower returns and reduce the Fund’s distribution to shareholders. See “Risk Factors” for more discussion of the potential limitations on the Fund’s ability to invest consistent with its investment objective and investment policies.

THE FUND’S INVESTMENTS

Investment Objective

The Fund’s investment objective is to seek to deliver attractive total return. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without approval of the Fund’s shareholders (“Shareholders”). There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in assets in the energy value chain, including companies engaged in the exploration, production, processing, transportation, storage and distribution of energy commodities (collectively, “Energy Interests”) or in long-lived, capital-intensive assets that provide essential services within the energy value chain and are often characterized by fee-based, contractual or regulated revenue structures, with an emphasis on energy infrastructure assets such as pipelines, terminals, storage facilities, related logistics assets and assets relating to the specific technology and power infrastructure needs of artificial intelligence (“Infrastructure Interests,” and together with Energy Interests, “Energy and Infrastructure Interests”). An Infrastructure Interest comprises any investment that, at the time of investment, derives at least 50% of its revenue or profits from the ownership, operation, financing, or servicing of infrastructure assets (“Infrastructure Interest Threshold”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Energy and Infrastructure Interests include Public Equities, Private Securities, Structured Instruments and Liquid Assets (each defined below).

The following provides additional details on the types of Energy and Infrastructure Interests in which the Fund principally invests:

•	“Public Equities” are publicly traded equities for companies, including corporations and master limited partnerships (“MLPs”), engaged in the production, transportation, infrastructure, storage, distribution, or consumption of energy, including, but not limited to, (i) pipeline, utility, and liquefied natural gas (“LNG”) operators, (ii) regulated or merchant power producers and grid operators, (iii) nuclear, gas, oil, coal and renewable energy developers, and (iv) commodity-linked equities, such as mineral miners.

•	“Private Securities” are private equity, private credit securities and/or real estate interests including, but not limited to, (i) direct investments or co-investments in energy and infrastructure projects, (ii) private operating companies with significant exposure to the energy, power, or industrial sectors, (iii) non-operated working interests, royalties, mineral rights, overriding royal interests, working interest partnerships, fee, state or federal mineral property rights and similar interests (iv) regulated utility infrastructure buildouts, (v) midstream infrastructure, and (vi) energy-related equipment or services, such as site utility and infrastructure systems, data center or AI infrastructure and smart grid technology.

•	“Structured Instruments” are structured and/or hybrid instruments, including, but not limited to, (i) preferred equity, mezzanine debt and other income-generating structured products, (ii) interests in private funds (“Private Funds”), (iii) project finance vehicles, (iv) and convertible debt and warrants.

•	“Liquid Assets” are liquid assets used to gain broad exposure or manage liquidity, including, but not limited to, (i) cash, (ii) exchange-traded funds, mutual funds and index swaps, (iii) treasuries, and (iv) repurchase agreements.

It is anticipated that immediately following the Fund’s commencement of operations, the Fund’s portfolio will consist primarily of Public Equities and Liquid Assets, while Private Securities and Structured Investments will be given greater weight after the initial portfolio construction phase.

As a component of the Fund’s investment strategy, the Adviser expects to make investments in companies that stand to benefit from increasing artificial intelligence (“AI”) demand and the resulting increase in demand for the specific technology and power infrastructure needs of AI. The Adviser believes that AI workloads demand unique technology, cooling, electrical and energy infrastructure requirements and seeks to identify companies that focus on, or are expected to focus on, providing technology and power infrastructure that meets the specific needs of AI.

The Adviser intends to obtain an exemptive order that will allow the Fund to co-invest with certain affiliated entities in transactions originated by the Fund, the Adviser, or their respective affiliates (the “Exemptive Order”). The Exemptive Order is subject to the satisfaction of certain conditions to allow investment in certain private placement transactions, alongside other funds managed by the Adviser or its affiliates, and any future funds that are advised by affiliated investment advisers. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser, its affiliates and their respective officers and employees will not be devoted exclusively to the Fund’s business, but will be allocated between the Fund and such other business activities of such affiliates in a manner that is deemed necessary and appropriate. In reliance on the Exemptive Order, the Fund may gain exposure to its Energy and Infrastructure Interests through Co-Investment Entities and Joint Venture Entities. “Co-Investment Entities” are entities in which the Fund will co-invest alongside affiliates of the Fund, including those of the Adviser. The Fund may own a majority or minority interest in any particular Co-Investment Entity. “Joint Venture Entities” are entities in which the Fund will co-invest solely alongside unaffiliated third-party investors. The Fund may own a majority or minority interest in any particular Joint Venture Entity.

[The Fund may invest in Energy and Infrastructure Interests through one or more wholly-owned subsidiaries of the Fund organized in the Cayman Islands or other non-U.S. jurisdiction (“Offshore Subsidiaries”). The Fund may allocate up to 25% of its assets in the Offshore Subsidiaries, which have the same investment objective as the Fund, and are intended to provide the Fund with indirect exposure to Energy and Infrastructure Interests in a manner consistent with the limitations and requirements of the Code that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. To the extent they are applicable to the investment activities of the Offshore Subsidiaries, the Offshore Subsidiaries will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Offshore Subsidiaries. Each of the Offshore Subsidiaries complies with Section 17 of the Investment Company Act relating to affiliated transactions and custody. The Adviser will act as the co-investment advisers to any Offshore Subsidiary pursuant to a separate investment advisory agreement with each such Offshore Subsidiary. Although the Offshore Subsidiaries are not expected to be registered under the Investment Company Act, the Adviser comply with provisions of the Investment Company Act relating to investment advisory contracts with respect to the Offshore Subsidiaries. Offshore Subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund.]

Additional Information Regarding Investment Strategies

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio managers are subjective.

USE OF LEVERAGE

The Fund may employ leverage to the extent allowed under the Investment Company Act by utilizing a bank loan secured by the liquid securities of the Fund, commercial paper, and/or other borrowings available to the Fund (“Borrowings”). Leveraging is a speculative technique and there are special risks and costs involved. The Fund initially anticipates that, under normal market conditions, it will employ leverage through borrowings from banks or other financial institutions in the amount of up to 33 1/3% of the Fund’s Managed Assets. “Managed Assets” means the average daily gross asset value of the Fund (which includes assets attributable to the Fund’s preferred shares of beneficial interest (“Preferred Shares”), if any, and the principal amount of any borrowings or commercial paper or notes issued by the Fund), minus the sum of the Fund’s accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings of money incurred or of commercial paper or notes issued by the Fund).

In addition, the Fund may enter into investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the foregoing 33 1/3% limitation. Furthermore, the Fund may add leverage to its portfolio through the issuance of Preferred Shares in an aggregate amount of up to 50% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage) immediately after such issuance (i.e., for every dollar of Preferred Shares outstanding, the Fund is required to have at least two dollars of assets). Currently, the Fund has no intention to issue Preferred Shares.

The Fund may not use leverage at all times and the amount of leverage may vary depending upon a number of factors, including the Adviser’s outlook for the market and the costs that the Fund would incur as a result of such leverage. Any Borrowings and Preferred Shares would have seniority over the Shares. There is no assurance that the Fund’s leveraging strategy will be successful.

Any Borrowings and Preferred Shares (if issued) leverage your investment in Shares. Holders of Shares bear the costs associated with any Borrowings, and if the Fund issues Preferred Shares, holders of Shares bear the offering costs of the Preferred Share issuance. The Board may authorize the use of leverage through Borrowings and Preferred Shares without the approval of the holders of Shares.

With respect to entity level debt, the Fund is permitted in the future to negotiate with several large commercial lenders, including commercial banks and insurance companies, to arrange one or more credit facilities (each, a “Credit Facility”) pursuant to which the Fund would be entitled to borrow an amount up to approximately 33 1⁄3% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage).

Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately thereafter the total asset value of the Fund’s portfolio is at least 300% of the aggregate amount of outstanding indebtedness (i.e., the aggregate amount of outstanding debt may not exceed 331⁄3% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage)). In addition, the Fund is not permitted to declare any cash distribution on its Shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined deducting the amount of such distribution) is at least 300% of the aggregate amount of such outstanding indebtedness. If the Fund borrows money, the Fund intends, to the extent possible, to retire outstanding debt from time to time to maintain coverage of any outstanding indebtedness of at least 300%. Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness.

The Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund’s future Credit Facilities may contain customary covenants that, among other things, limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In connection with any new Credit Facility, the Fund may be required to pledge some or all of its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund’s custodian will retain all assets, including those that are pledged, but the lenders of such Credit Facility may have the ability to foreclose on such assets in the event of a default under the Credit Facility pursuant to a tri-party arrangement among the Fund, its custodian and such lenders. The Fund’s custodian is not an affiliate of the Fund, as such term is defined in the 1940 Act. The Fund expects that any such Credit Facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for any new Credit Facility on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, the Credit Facility may in the future be replaced or refinanced by one or more Credit Facilities having substantially different terms or by the issuance of Preferred Shares or debt securities.

Changes in the value of the Fund’s portfolio investments, including costs attributable to Borrowings or Preferred Shares, are borne entirely by the holders of the Shares. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage decreases (or increases) the NAV per share of Shares to a greater extent than if the Fund were not leveraged.

Utilization of leverage is a speculative investment technique and involves certain risks to holders of Shares. These include the possibility of higher volatility of the NAV of the Shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage is to cause holders of Shares to realize a higher rate of return than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares is reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund’s asset coverage is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the Fund’s assets less all liabilities other than Borrowings and outstanding Preferred Shares). Under the 1940 Act, the Fund may only issue one class of Preferred Shares.

In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the value of the Fund’s assets less liabilities other than Borrowings and outstanding Preferred Shares satisfies the above-referenced 200% coverage requirement. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of at least 200%.

If Preferred Shares are outstanding, two of the Fund’s Trustees will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Trustees of the Fund will be elected by holders of Shares and Preferred Shares voting together as a single class. In the event that the Fund fails to pay dividends on the Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the Trustees of the Fund.

The Fund may be subject to certain restrictions imposed either by guidelines of a lender, if the Fund borrows from a lender, or by one or more rating agencies which may issue ratings for Preferred Shares. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the rating agencies would impede its ability to meet its investment objective, or if the Fund is unable to obtain its desired rating on Preferred Shares, the Fund will not issue Preferred Shares.

Notwithstanding the forgoing, pursuant to Rule 18f-4, closed-end funds that use derivatives are subject to a value-at-risk (“VaR”) leverage limit, are required to implement a derivatives risk management program and must make certain reports to the board. Collectively, these requirements may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts. Moreover, even if such derivative and other transactions of the Fund are covered, they could represent a form of economic leverage and create special risks.

The Fund will seek to use leverage opportunistically and may determine to increase, decrease, or eliminate its use of leverage over time and from time to time based on various considerations, including the yield curve environment, interest rate trends and market conditions. There is no assurance that borrowings or other forms of leverage will in fact be established or be maintained in the future. If and when leverage is used, there is no assurance that the Fund’s leveraging strategies will be successful. The use of leverage will increase the volatility of the performance of the Fund’s investment portfolio and could result in the Fund experiencing greater losses than if leverage was not used. The net proceeds the Fund obtains from the use of leverage will be invested in accordance with the Fund’s investment objective and policies as described in this Prospectus. So long as the rate of return, net of applicable Fund expenses, on the investments purchased by the Fund from leverage proceeds exceeds the costs of such leverage to the Fund, the use of leverage should help the Fund to achieve an investment return greater than it would have if it had not utilized leverage, although the use of leverage also may result in losses greater than if the Fund had not used leverage.

The Fund may borrow money in order to repurchase its Shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund. The Fund may also borrow to facilitate investments. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed. See “Risk Factors — Leverage Risk.”

Effects of Leverage

Assuming the use of leverage in the amount of 33 1/3% of the Fund’s Managed Assets, at a leveraged expense rate of [____]% payable on such leverage, the income generated by the Fund’s portfolio (net of non-leverage expenses) must exceed [___]% in order to cover such interest and/or dividend payments and other expenses. Of course, these numbers are merely estimates used for illustration. Actual dividend rates and other leverage expenses may vary frequently and be significantly higher or lower that the rate estimated above.

The following table is designed to illustrate the effect of leverage on Shares total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.”

The table further reflects the issuance of leverage representing [____]% of the Fund’s Managed Assets, net of expenses, and the Fund’s currently projected annual interest rate and/or dividend on its leverage of [    ]%.

Assumed Portfolio Total Return (Net of Expenses)	(10)%		(5)%		0%		5%		10%
Shares Total Return	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%

The Shares total return is composed of two elements: the Share’s dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.

RISKS

Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see “Additional Information About the Fund’s Investments and Investment Risks” in the SAI.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.

Energy Companies Risk

Companies in the energy sector may be adversely affected by volatility in energy and commodity prices, lower demand, overproduction, depletion of resources, social and political unrest, war, trade disputes, government regulations and energy transition efforts, among other factors. The energy sector is cyclical and can be significantly impacted by changes in economic conditions. Some energy companies, such as those in the oil and gas sector, face substantial costs related to exploration and production and significant operational risks. Energy companies are at risk of environmental damage claims and other litigation.

Energy Infrastructure Companies Risk

Energy infrastructure companies, including MLPs and utility companies, are subject to risks specific to the energy and energy-related industries. This includes but is not limited to: fluctuations in commodity prices impacting the volume of energy commodities transported, processed, stored or distributed; reductions in volumes of natural gas or other energy commodities being available for transporting, processing, storing or distributing; slowdowns in new construction and acquisitions limiting growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time; depletion of natural gas reserves or other commodities; rising interest rates resulting in higher costs of capital, increased operating costs; counterparties to contracts defaulting or going bankrupt; and an inability to execute acquisitions or expansion projects in a cost-effect manner; extreme weather events and environmental hazards; and threats of attack by terrorists on energy assets. Energy infrastructure companies may also face counterparty risk, such that long-term contracts may be declared void if the counterparty to those contracts enters bankruptcy proceedings. In addition, energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Energy infrastructure companies that own interstate pipelines are subject to regulation by U.S. Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such a company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to pay cash distributions or dividends. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of America, also may impact the energy infrastructure companies.

Certain energy infrastructure companies in the utility industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems in varying degrees.

Certain energy infrastructure companies are involved in the production of electrical equipment and components. General risks of these companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, the companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

Infrastructure Companies Risk

Companies involved in infrastructure or infrastructure-related industries may be adversely affected by supply chain and distribution disruptions, business interruptions, third-party vendor risks, shifts in public and private capital spending levels, regulations, cyber or other attacks, volatility in commodity prices and currencies, trade disputes, scarcity of materials or parts, excess capacity, and liability claims, among other things. The performance of such companies also may be affected by technological developments, extreme weather or other catastrophic events, labor relations, government spending policies, and changes in domestic and international economies.

AI Infrastructure Risk.

The Fund’s strategy of emphasizing investments in AI infrastructure companies means that the performance of the Fund will be closely tied to the performance of one or more industries that are expected to benefit from the growth of AI-capable data centers and related technology and energy infrastructure. Investing in companies that are expected to benefit from the same macro theme means that some of the Fund’s investments may be similarly affected by certain market, economic, political, or social developments. The risks of emphasizing AI-capable data centers and companies that provide critical infrastructure to such companies include a slower adoption rate of AI that results in lower capital spending on AI infrastructure; changes in the pace or focus of AI infrastructure spending; the development of large language models that require less AI infrastructure for similar output; and the emergence of alternative energy technology that generates reliable electricity.

Utility Companies Risk

The utilities sector is generally subject to significant government regulation and oversight, including restrictions on rates as well as environmental and other regulations. Utility companies also may face risks related to, among other things, natural disasters, cyber or other attacks, capital project funding, energy price volatility and increased competition.

Industrial Companies Risk

Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.

Nuclear Power Companies Risk

Nuclear power companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in the case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on nuclear infrastructure companies. In addition, nuclear infrastructure companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear infrastructure companies may decline with a corresponding impact on earnings. Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations, including terrorist threats in particular. These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on nuclear power companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate.

Oil and Gas Companies Risk

General problems of the oil and gas products sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. Friction with certain oil producing countries, and between the governments of the United States and other major exporters of oil to the United States, or policy shifts by governmental entities and intergovernmental entities such as OPEC, could put oil exports at risk. In addition, falling oil and gas prices may negatively impact the profitability and business prospects of certain energy companies. Further, global concerns of civil unrest in foreign countries may also affect the flow of oil from such countries.

Clean Energy Companies Risk

Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Industry Concentration Risk

The Fund’s investments in securities in a certain industry may be adversely affected by political, economic and regulatory developments within that sector. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. If the Fund invests a significant portion of its investment portfolio in issuers within the same industry, an adverse economic, business or political development affecting industry would be expected to affect the value of the Fund’s investments more than if its investments were not so concentrated. To the extent that the Fund invests a significant portion of its assets in the securities of issuers operating principally in a given industry, it will be disproportionally affected by political and economic conditions and developments in that industry, as applicable. See “Risk Factors—Industry Concentration Risk.”

Operating Hazards Risk

The Fund’s investments will be subject to substantial operating risks, such as unusual or unexpected geologic formations, pressures, downhole fires, mechanical failures, blow-outs, cratering, explosions, pipe failure, uncontrollable flow of oil, gas or well fluids and pollution and other environmental risks. These hazards could result in substantial losses to an investment due to injury and loss of life, severe damage to and destruction of property and equipment, pollution and other environmental damage, suspension of operations and costs of remediation. Investment operations could result in liability for personal injuries, property damage, oil spills, discharge of hazardous materials, remediation and clean-up costs, and other environmental damages. A property underlying an Energy and Infrastructure Interest could be liable for environmental damages caused by previous property owners. As a result, substantial liabilities to third parties or governmental entities may be incurred, the payments of which could have a material adverse effect on the Fund’s investments, and thus on the Fund. However, portfolio investments will not be able to fully insure against all risks associated with their business, either because such insurance is not available or because the cost of such insurance would be prohibitive.

Commodity Price Risk

Infrastructure investments may be subject to commodity price risk, including, without limitation, the price of electricity and the price of fuel. The operation and cash flows of any Energy and Infrastructure Interests may depend, in some cases to a significant extent, upon prevailing or improving market prices for energy commodities (such as oil, gas, coal, and power). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations. Market prices of these energy commodities as well as other inputs may fluctuate materially depending on a variety of factors beyond the control of an Energy and Infrastructure Interest, including, without limitation, weather conditions, foreign and domestic supply and demand, force majeure events, changes in law, governmental regulations, prices and availability of alternative fuels and energy sources, international political conditions including those in the Middle East, actions of OPEC (and other oil- and natural gas-producing nations), and overall economic conditions.

[Limitations on Transactions with Affiliates Risk

The Investment Company Act limits the Fund’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company that is considered its affiliate under the Investment Company Act. However, the Fund may under certain circumstances purchase any such portfolio company’s securities in the secondary market, which could create a conflict for the Adviser between the Fund’s interests and the interests of the portfolio company, in that the ability of the Adviser to recommend actions in the Fund’s best interests might be impaired. The Fund and the Adviser have sought exemptive relief to expand the Fund’s ability to co-invest alongside affiliates in privately negotiated investments. Under the exemptive relief, the Fund and the Adviser are required to comply with certain conditions that would not otherwise apply. There can be no assurance that such co-investment exemptive order will be obtained.]

Credit Risk

The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or may otherwise default on other financial terms and/or go bankrupt. This is also sometimes described as “counterparty risk.”

High Yield Securities Risk

High yield securities (commonly referred to as “junk bonds”) are below investment grade debt securities or comparable unrated securities and are considered predominantly speculative. Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. Changes in economic conditions are also more likely to lead to a weakened capacity to make principal payments and interest payments. The recent economic downturn has severely affected the ability of many highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks

The Fund’s investments may be negatively affected by the broad investment environment in the energy markets, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser[, Sub-Adviser] and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. Moreover, if the Adviser [and Sub-Adviser] fail to retain their key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments.

Leverage Risk

Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Leverage is a speculative investment technique that may expose the Fund to greater risks and increased costs. There is no assurance that a leveraging strategy would be successful. Leverage involves risks and special considerations for Shareholders including:

•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the Shareholders;

•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and

•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.

Equity Securities Risk

The prices of equity securities, including common stocks and preferred securities, fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in Shareholder rights associated with such securities.

MLP Risk

MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

The Fund’s investment strategies depend in part on MLPs generally being treated as partnerships for U.S. federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower distributions.

The Fund expects to receive cash distributions each year from certain MLPs that exceed the net taxable income allocated to the Fund from such MLPs for such year, and, as a result, the Fund may recognize larger taxable gains (or smaller losses) with respect to such MLPs when it disposes of its interests in such MLPs. If you hold shares in the Fund when such gains or losses are recognized, you may be required to pay tax on one or more Fund distributions, potentially at ordinary income tax rates, even though you may not have economically benefited from the associated MLP cash distributions.

Competition for Investment Opportunities Risk

The Fund competes for investments with other investment funds (including registered investment companies, private infrastructure equity and debt funds, and fund-of-funds), other institutional investors, including public and corporate pension plans, sovereign wealth funds, endowments and foundations, insurance companies, family offices, and high net worth individuals, as well as traditional and non-traditional sources of infrastructure funding, including, but not limited to traditional financial services companies such as commercial banks, project finance companies, business development companies, SPACs, and hedge funds. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund.

These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Even if the Adviser identifies an attractive investment opportunity, the Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss.

Access to Investments

The Fund is registered as an investment company under the Investment Company Act and is subject to certain restrictions under the Investment Company Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time.

Private Equity Securities Risk

Private equity securities carry additional risk factors that should be considered by potential investors including excessive leverage, unclear ownership of economic risk, market access constraints and market opaqueness.

Privately Placed Securities Risk

The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser[ and Sub-Adviser] to fully evaluate the risks of investing in such securities and as a result place a Fund’s assets at greater risk of loss than if the Adviser[ and Sub-Adviser] had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Liquidity Risk

Many of the Fund’s investments will be illiquid. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser[ and Sub-Adviser] believe it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Interval Fund Risk

The Fund is a closed-end management investment company that provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust and the Fund’s repurchase policy. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of Shares tendered by a Shareholder in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire. See “Quarterly Repurchases of Shares.”

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may adversely impact the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Delay in Use of Proceeds Risk

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at that time. Any delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns.

Valuation of Private Investments Risk

A large percentage of the securities in which the Fund invests will not have a readily determinable market price and will be fair valued by the Fund. The valuation of the Fund’s interests in private Energy and Infrastructure Interests is ordinarily determined each Business Day based in part on estimated valuations on valuation determinations made by the Adviser, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s “Valuation Designee” to perform the Fund’s fair value determinations, which are subject to Board oversight, as applicable, and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Adviser’s fair value determinations.

Investors should be aware that situations involving uncertainties as to the valuations by Energy and Infrastructure Interests could have a material adverse effect on the Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Valuations Subject to Adjustment Risk

The valuations upon which the Fund determines its NAV on each Business Day may be subject to later adjustment or revision. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds.

Interest Rate Risk

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. If interest rates increase, such increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund Shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund.

Issuer Risk

Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends. The Fund intends to make many of its investments through entities taxable as partnerships for U.S. federal income tax purposes. The determination of the value and the identity of the issuer of such investments for purposes of the diversification requirement may be unclear. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified, there are no assurances that the Internal Revenue Service (“IRS”) will agree with a Fund’s determination of the issuer under the diversification requirement with respect to such investments.

In addition, income derived from direct and certain indirect investments in infrastructure may not be qualifying income for purposes of the 90% gross income requirement and may compromise the Fund’s ability to qualify as a RIC. The Fund will seek to restrict its income from investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income). However, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Shares.

Reliance on Key Persons Risk

The Fund relies on the services of certain executive officers who have relevant knowledge of Energy and Infrastructure Interests and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Concentration Risk

The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure to companies in the energy sector and the utilities sector. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the energy sector than a fund that invests its assets in a more diversified manner. The energy sector comprises companies engaged in exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services. The utilities sector comprises utility companies such as electric, gas and water utilities. It also includes independent power producers & energy traders and companies that engage in generation and distribution of electricity using renewable sources.

Hedging Transactions Risk

Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Fund Capitalization Risk

There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

No Operating History Risk

The Fund is a newly organized, non-diversified, closed-end management investment company with no history of operations upon which prospective investors may evaluate the Fund’s past performance and potential future returns. While the senior investment professionals and other individuals employed by the Adviser[ and Sub-Adviser have] prior experience in Energy and Infrastructure Interest investments, past performance with respect to such activities is not a guarantee of future results.

Diversification Risk

The Fund is a “non-diversified company” under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified company”. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

Cybersecurity Risk

The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future.

ETF and Mutual Fund Risk

Investing in ETFs or mutual funds will provide the Fund with exposure to the risks of owning the underlying securities the ETFs or mutual funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a price above (premium) or below (discount) their NAV. In addition, an index-based ETF or mutual fund may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or mutual fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or mutual fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and mutual funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Temporary Defensive Strategies Risk

When the Adviser[and Sub-Adviser] anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objective.

MANAGEMENT OF THE FUND

Directors and Officers

General oversight of the duties performed by the Adviser is the responsibility of the Board of Trustees. There are [___] Trustees of the Fund, [___] of whom is an “interested person” (as defined in the Investment Company Act) and [___] of whom are not “interested persons.” The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the SAI.

Investment Adviser

The Fund’s investment advisor is Tortoise Capital Advisors, L.L.C., a registered investment adviser specializing in energy investing across the energy value chain, including infrastructure and MLPs (“Tortoise” or the “Adviser”). Tortoise is responsible for overseeing the Fund’s overall investment strategy and its implementation. Tortoise’s principal offices are located at 5901 College Boulevard, Suite 400, Overland Park, KS 66211. As of ________, 2026, Tortoise had approximately $[____] in total assets under management.

Sub-Adviser

The Fund’s sub-advisor is ________ (the “Sub-Adviser”), a ________ limited liability company. The Sub-Adviser which maintains its principal offices at ________, serves as the sub-advisor to the Fund pursuant to the Sub-Advisory Agreement. As a sub-advisor to the Fund, the Sub-Adviser designs, constructs, and manages the portion of the Fund’s portfolio that is allocated to ________. Pursuant to the Sub-Advisory Agreement, the Advisor pays the Sub-Adviser an annual fee of ___% of the Fund’s average daily net assets, payable on a monthly basis.

Founded in ________, the Sub-Adviser is an investment advisor registered with the SEC and provides diverse discretionary and non-discretionary investment advisory and management services and products to funds, accounts, investors, and intermediaries. The Sub-Adviser had approximately $____ in assets under management as of December 31, 2025. Assets under management refers to the amount of assets attributable to securities portfolios for which the Sub-Adviser provides discretionary and non-discretionary asset management services and is calculated differently than “regulatory assets under management.”

Fees and Expenses

The Fund bears all expenses incurred in its business and operations, other than those borne by the Adviser, pursuant to its agreement with the Fund, including, but not limited to all investment related expenses (e.g., costs and expenses directly related to portfolio transactions and positions for the Fund’s account, such as: direct and indirect expenses associated with investments; brokerage commissions; the Management Fee (as defined below); the Incentive Fee (as defined below); any non-investment related interest expense; legal and accounting fees; audit and tax preparation fees and expenses; the fees of any administrator or transfer agent retained by the Fund and related expenses; custody fees and expenses; insurance costs; fees and travel-related expenses of members of the Board who are not employees of the Adviser or affiliates of the Adviser; fees and expenses in connection with repurchase offers and any repurchases of Fund Shares; and any extraordinary expenses).

Pursuant to the Investment Management Agreement between the Fund and the Adviser, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a total management fee equal to [ ]% of the Fund’s average daily net assets (the “Management Fee”). The Adviser will also be entitled to receive an incentive fee equal to [ ]% of the Fund’s net investment income, calculated and paid [monthly]/[quarterly], as applicable] (the “Incentive Fee,” and collectively with the Management Fee, the “Investment Advisory Fees”).

The Management Fee and the Incentive Fee will be paid to the Adviser out of the Fund’s assets. Because the Management Fee and the Incentive Fee are paid out of the Fund’s assets, they reduce the net asset value (“NAV”) of the Shares.

The Adviser and the Fund have entered into a Management Fee Waiver Agreement pursuant to which the Adviser has agreed contractually for a period of [one year] from the commencement of the Fund’s operations to waive its Management Fee to [ ]% of the Fund’s NAV. The Management Fee Waiver Agreement will remain in effect for a period of [one year] from the commencement of the Fund’s operations, unless and until the Board approves its modification or termination. The Adviser will not recoup any waived Management Fees under the terms of the Management Fee Waiver Agreement.

The Adviser has contractually agreed to waive or reduce its Investment Advisory Fees and/or reimburse expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest on borrowings, commitment fees relating to borrowings, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed [___]%, of the average daily net assets attributable to each of the Class I Shares, Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares. This agreement is in effect until [_________], and it may be terminated before that date only by the Fund’s Board of Trustees. Any reduction in Investment Advisory Fees or payment of the Fund’s expenses made by the Adviser in a fiscal year may be reimbursed by the Fund for a period ending three (3) full fiscal years after the date of reduction or payment if the Adviser so requests. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Portfolio Management

The following portfolio managers, each of which is employed by the Adviser, will be responsible for implementing portfolio management decisions for the Fund:

[To be provided in a subsequent filing.]

Control Persons

A “control person” generally is a person who beneficially owns more than 25% of the voting securities of the Fund or has the power to exercise control over the management or policies of the Fund. As of ________, 2026, there is not a “control person” with respect to the Fund.

Other Information

This Prospectus and the SAI, related regulatory filings, and any other Fund communications or disclosure documents do not purport to create any contractual obligations between the Fund and Shareholders. The Fund may amend any of these documents or enter into (or amend) a contract on behalf of the Fund without Shareholder approval except where Shareholder approval is specifically required. Further, Shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Adviser or other parties who provide services to the Fund.

FUND EXPENSES

The Adviser bears all of the ordinary and usual overhead expenses of the Adviser or any of their affiliates (including expenses such as rental payments for its offices) in providing services to the Fund pursuant to its Investment Management Agreement and the salaries or other compensation of the employees of the Adviser or any of their affiliates. As described below, however, the Fund bears all other expenses incurred in the business and operation of the Fund, including any third party charges and out-of-pocket costs and expenses that are related to the organization, business or operation of the Fund.

Expenses borne directly by the Fund include:

•	Certain corporate, organizational and offering costs relating to the offering of Shares, to the extent permissible;

•	the cost of calculating the NAV of Shares, including the cost of any third party pricing or valuation services;

•	the cost of effecting sales and repurchases of Shares and other securities;

•	the Adviser’s Management Fee;

•	investment related expenses (e.g., expenses that, in the Adviser’s discretion, are related to the investment of the Fund’s assets, whether or not such investments are consummated), including, as applicable, brokerage commissions and other transaction expenses in connection with the Fund’s purchase and sale of assets, borrowing charges on securities sold short (if any), clearing and settlement charges, recordkeeping, interest expense, line of credit fees, dividends on securities sold but not yet purchased, margin fees, investment-related travel and lodging expenses and research-related expenses;

•	fees and expenses associated with the selection, acquisition, origination, monitoring or management of Energy and Infrastructure Interests, construction, development, special servicing of non-performing assets [(including, but not limited to, commissions paid to third-parties, reimbursement of non-ordinary expenses and employee time required to special service a non-performing asset)] and the sale of equity investments in Energy and Infrastructure Interests. The Adviser or its affiliates may be entitled to certain of these fees as permitted by the 1940 Act or as otherwise permitted by applicable law and regulation;

•	professional fees relating to investments, including expenses of consultants, investment bankers, attorneys, accountants, tax advisors and other experts;

•	fees and expenses relating to software tools, programs or other technology (including risk management software, fees to risk management services providers, third-party software licensing, implementation, data management and recovery services and custom development costs);

•	research and market data (including news and quotation equipment and services, and any computer hardware and connectivity hardware (e.g., telephone and fiber optic lines) incorporated into the cost of obtaining such research and market data);

•	all costs and charges for equipment or services used in communicating information regarding the Fund’s transactions among the Adviser and any custodian or other agent engaged by the Fund;

•	transfer agent and custodial fees;

•	Distributor costs (if any);

•	fees and expenses associated with marketing efforts (if any);

•	federal and any state registration or notification fees;

•	federal, state and local taxes;

•	fees and expenses of the Independent Trustees;

•	the costs of preparing, printing and mailing reports, notices and other communications, including repurchase offer correspondence or similar materials, to Shareholders;

•	fidelity bond, Trustees and officers/errors and omissions liability insurance and other insurance premiums;

•	direct costs such as printing, mailing, long distance telephone and staff;

•	legal expenses (including those expenses associated with preparing the Fund’s public filings, attending and preparing for Board meetings, and generally serving as counsel to the Fund);

•	external accounting expenses (including fees and disbursements and expenses related to the annual audit of the Fund and the preparation of the Fund’s tax information);

•	any costs and expenses associated with or related to due diligence performed with respect to the Fund’s offering of its Shares;

•	costs associated with reporting and compliance obligations under the 1940 Act and applicable federal and state securities laws, including compliance with The Sarbanes-Oxley Act of 2002, as amended;

•	costs associated with the valuation of the Fund’s assets and liabilities, including the cost of any third-party appraiser or valuation agent;

•	federal or state taxes;

•	fees and expenses related to compliance with rules and regulations related to maintaining the Fund’s tax status as a RIC;

•	all other expenses incurred by the Fund or the Adviser in connection with administering the Fund’s business; and

•	any expenses incurred outside of the ordinary course of business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding and indemnification expenses as provided for in the Fund’s organizational documents.

Except as otherwise described in this Prospectus, the Adviser will be reimbursed by the Fund for any of the costs and expenses which are an obligation of the Fund that the Adviser or an affiliate pays, incurs on behalf of the Fund or otherwise is entitled to, including the costs and expenses described above.

PURCHASE OF SHARES

Share Classes

The Fund intends to offer five separate classes of Shares, designated as Class I Shares, Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares, which are offered in this Prospectus. The Fund has applied for an exemptive order from the SEC with respect to the Fund’s multi-class structure. Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares will not be offered to investors until the Fund receives an exemptive order permitting the multi-class structure. There is no assurance that the Fund will be granted the exemptive order.]

Each Share class represents an investment in the same portfolio of investments, but each class has its own expense structure and arrangements for Shareholder services or distribution, which allows you to choose the class that best fits your situation and eligibility requirements.

Class I Shares

Class I Shares are sold at the prevailing NAV and are not subject to any upfront sales load. Class I Shares are not subject to a Distribution and Servicing Fee.

[Class I Shares are offered for investment to investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, including certain non-U.S. investment companies operating as “feeder funds,” and individuals that can meet the minimum investment amount. Class I Shares may also be offered through certain financial firms that charge their customers transaction or other fees with respect to their customers’ investments in the Fund.]

Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares

Class A-1 Shares and Class A-2 Shares are sold at the prevailing NAV, plus the applicable sales load. Class C-1 Shares and Class C-2 Shares are sold at the prevailing NAV and are not subject to any upfront sales load. Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares are subject to a Distribution and Servicing Fee.

Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares are not available for purchase directly from the Distributor and are primarily offered and sold to retail investors by certain broker-dealers which are members of FINRA and which have agreements with the Distributor to sell Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares, but may be made available through other financial firms, including banks and trust companies and to specified benefit plans and other retirement accounts.

The Fund has applied to the SEC for exemptive relief to offer multiple classes of shares and to adopt separate distribution and service plans for Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares (the “Distribution and Service Plans”). Such exemptive relief would permit the Adviser and the Fund to designate multiple classes of Shares and impose class specific early withdrawal charges and/or annual asset-based distribution fees on the assets of the various classes of Shares to be used to pay for expenses incurred in fostering the dividend of the Shares of the particular class. Pursuant to the terms of such exemptive relief, the Fund and/or the Adviser may be required to comply with certain regulations that would not otherwise apply. Each Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it intends to undertake to comply with the terms of Rule 18f-3 as a condition of the exemptive order under the 1940 Act. Each Distribution and Servicing Plan permits the Fund to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares, as applicable. Most or all of the distribution and/or service fees are paid to financial firms through which Shareholders may purchase or hold Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares, as applicable. Because these fees are paid out of the applicable share class’s assets on an ongoing basis, over time they will increase the cost of an investment in Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares and may cost you more than other types of sales charge.

The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class A-1 Shares and Class C-1 Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A-1 Shares and Class C-1 Shares) is [__]%.

The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class A-2 Shares and Class C-2 Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A-2 Shares and Class C-2 Shares) is [__]%.

Purchasing Shares

When selecting a Share class, you should consider the following: which Share classes are available to you; the amount you intend to invest; how long you expect to own the Shares; and total costs and expenses associated with a particular Share class. Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you. Not all financial intermediaries offer all classes of Shares. In addition, financial intermediaries may impose additional fees and charges on each class of Shares. If your dealer offers more than one class of Shares, you should carefully consider which class of Shares to purchase.

The minimum initial investment for Class I Shares is $[_____] per account, except that the minimum investment may be higher or lower for certain financial firms that submit orders on behalf of their customers, the Trustees and certain employees and their extended family members of the Adviser and its affiliates. The minimum subsequent investment amount for Class I Shares is $[__].

The minimum initial investment for Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares is $[___] per account, except that the minimum investment may be higher or lower for certain financial firms that submit orders on behalf of their customers, the Trustees and certain employees and their extended family members of the Adviser and its affiliates. The minimum subsequent investment amount for Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares is $[__], except for purchases made pursuant to the Fund’s DRIP or as otherwise permitted by the Fund.

The Fund or distributor may lower or waive the minimum initial investment for the Shares, including, without limitation, for certain categories of investors, at their discretion. For instance, the initial investment minimum may be reduced or waived for (i) bank trust departments or other financial firms or intermediaries that submit orders on behalf of their customers; (ii) clients of independent investment advisers on behalf of their clients through accounts held at ________; and (iii) clients that have entered into a direct bilateral investment advisory agreement with the Adviser with respect to their assets invested in the Fund. The Fund reserves the right to repurchase or redeem all of a Shareholder’s Shares at any time if, as a result of repurchase or transfer requests by the Shareholder, the aggregate value of such Shareholder’s Shares is, at the time of such compulsory repurchase or redemption, less than $[ ], in accordance with applicable federal securities laws, including the 1940 Act and the rules and regulations thereunder.

Initial and additional purchases of Shares may be made on any Business Day. A “Business Day” means any day on which the New York Stock Exchange is open for business. Authorized financial institutions and intermediaries may purchase Shares by placing orders with the Transfer Agent or the Fund’s authorized agent. Authorized financial institutions and intermediaries that use certain ________or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling [____]. Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.

The Fund calculates its NAV per Share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day’s NAV per Share, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. Proper form means that the Fund was provided with a complete and signed account application, as well as sufficient purchase proceeds. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase Shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the next determined NAV per Share after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Transfers of Shares

No person shall become a substituted Shareholder of the Fund without the consent of the Fund, which consent may be withheld in its sole discretion. Shares held by Shareholders may be transferred only: (i) by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the Shareholder; or (ii) under other limited circumstances, with the consent of the Board (or its delegate) (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances).

Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board (or its delegate) that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability. Notice of a proposed transfer of a Share must also be accompanied by a properly completed investor documentation in respect of the proposed transferee. In connection with any request to transfer Shares, the Fund may require the Shareholder requesting the transfer to obtain, at the Shareholder’s expense, an opinion of counsel selected by the Fund as to such matters as the Fund may reasonably request. The Board (or its delegate) generally will not consent to a transfer of Shares by a Shareholder (i) unless such transfer is to a single transferee, or (ii) if, after the transfer of the Shares, the balance of the account of each of the transferee and transferor is less than the Fund’s minimum account balance. Each transferring Shareholder and transferee may be charged reasonable expenses, including, but not limited to, attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

Any transferee acquiring Shares by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the Shareholder, will be entitled to the distributions allocable to the Shares so acquired, to transfer the Shares in accordance with the terms of the Declaration of Trust and to tender the Shares for repurchase by the Fund, but will not be entitled to the other rights of a Shareholder unless and until the transferee becomes a substituted Shareholder as specified in the Declaration of Trust. If a Shareholder transfers Shares with the approval of the Board (or its delegate), the Fund shall as promptly as practicable take all necessary actions so that each transferee or successor to whom the Shares are transferred is admitted to the Fund as a Shareholder.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires certain financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund may seek to obtain the following information for each person that opens a new account:

•	Name;

•	Date of Birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing);

•	Social Security number, taxpayer identification number, or other identifying information; and

•	U.S. citizenship or residency status.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you may be asked to supply the identity of the beneficial owners.

Federal law prohibits certain financial institutions from opening a new account on behalf of a natural person unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional Shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing any and all requested identifying information or from closing an account and repurchasing an investor’s Shares when an investor’s identity is not verified.

In addition, the Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Fund Closings

The Fund may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing Shareholders will be permitted. The Fund may re-open to new investment and subsequently close again to new investment at any time at the discretion of the Adviser. Any such opening and closing of the Fund will be disclosed to investors via a supplement to this Prospectus.

PAYMENTS BY THE ADVISER

The Adviser and its affiliates, in its discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or its respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and its affiliates also may make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

CONFLICTS OF INTEREST

Conflicts of interest may arise from the fact that the Adviser and its affiliates carry on substantial investment activities for other clients, in which we have no interest, some of which may have investment strategies similar to ours. The portfolio managers of the Adviser must allocate time and investment ideas across multiple accounts. Trades may be executed for some accounts that may adversely impact the value of securities held by other accounts. In addition, conflicts of interest may arise from the fact that a related person of the Adviser has an interest in a client organized as a limited liability company, similar to a general partner interest in a partnership, for which the Adviser also serves as manager. The Adviser or its affiliates may have financial incentives to favor certain of such accounts over us. For example, the Adviser may have an incentive to allocate potentially more favorable investment opportunities to other funds and clients that pay the Adviser an incentive or performance fee. Performance and incentive fees also create the incentive to allocate potentially riskier, but potentially better performing, investments to such funds and other clients to increase the incentive fee. The Adviser also may have an incentive to make investments in one fund, having the effect of increasing the value of a security in the same issuer held by another fund or client, which, in turn, may result in an incentive fee being paid to the Adviser by that other fund or client. Certain of the Adviser’s client accounts may invest in the equity securities of a particular company, while other client accounts may invest in the debt securities of the same company.  Any of the Adviser’s or its affiliates’ proprietary accounts and other customer accounts may compete with the Fund for specific trades. The Adviser or its affiliates may give advice and recommend securities to, or buy or sell securities for, us, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers, even though their investment objectives may be the same as, or similar to, the Fund’s objectives. The Adviser has written allocation policies and procedures designed to address potential conflicts of interest. For instance, when two or more clients advised by the Adviser or its affiliates seek to purchase or sell the same publicly traded securities, the securities purchased or sold will be allocated among the clients on a good faith, fair and equitable basis by the Adviser in its discretion and in accordance with the client’s various investment objectives and the Adviser’s procedures. In some cases, this system may adversely affect the price or size of the position the Fund may obtain or sell. In other cases, our ability to participate in volume transactions may produce better execution for the Fund. When possible, the Adviser combines all the trade orders into one or more block orders, and each account participates at the average unit or share price obtained in a block order. When block orders are only partially filled, the Adviser considers a number of factors in determining how allocations are made, with the overall goal to allocate in a manner so that accounts are not preferred or disadvantaged over time. The Adviser also has allocation policies for transactions involving private placement securities, which are designed to result in a fair and equitable participation in offerings or sales for each participating client.

The Adviser also serves as investment adviser for one (1) other publicly traded closed-end management investment company, which invests in the energy and infrastructure sectors. The Adviser will evaluate a variety of factors in determining whether a particular investment opportunity or strategy is appropriate and feasible for the relevant account at a particular time, including, but not limited to, the following: (1) the nature of the investment opportunity taken in the context of the other investments at the time; (2) the liquidity of the investment relative to the needs of the particular entity or account; (3) the availability of the opportunity (i.e., size of obtainable position); (4) the transaction costs involved; and (5) the investment or regulatory limitations applicable to the particular entity or account. Because these considerations may differ when applied to us and relevant accounts under management in the context of any particular investment opportunity, our investment activities, on the one hand, and other managed accounts, on the other hand, may differ considerably from time to time. In addition, our fees and expenses will differ from those of the other managed accounts. Accordingly, investors should be aware that our future performance and future performance of other accounts of the Adviser may vary.

From time to time, our Adviser may seed proprietary accounts for the purpose of evaluating a new investment strategy that eventually may be available to clients through one or more product structures. Such accounts also may serve the purpose of establishing a performance record for the strategy. Our Adviser’s management of accounts with proprietary interests and nonproprietary client accounts may create an incentive to favor the proprietary accounts in the allocation of investment opportunities, and the timing and aggregation of investments. Our Adviser’s proprietary seed accounts may include long-short strategies, and certain client strategies may permit short sales. A conflict of interest arises if a security is sold short at the same time as a long position, and continuously short selling in a security may adversely affect the stock price of the same security held long in client accounts. Our Adviser has adopted various policies to mitigate these conflicts, including policies that require our Adviser to avoid favoring any account, and that prohibit client and proprietary accounts from engaging in short sales with respect to individual stocks held long in client accounts. Our Adviser’s policies also require transactions in proprietary accounts to be placed after client transactions.

Situations may occur when we could be disadvantaged because of the investment activities conducted by the Adviser and its affiliates for their other funds or accounts. Such situations may be based on, among other things, the following: (1) legal or internal restrictions on the combined size of positions that may be taken for us or the other accounts, thereby limiting the size of our position; (2) the difficulty of liquidating an investment for us or the other accounts where the market cannot absorb the sale of the combined position; or (3) limits on co-investing in negotiated transactions under the 1940 Act, as discussed further below.

The 1940 Act limits our ability to co-invest in negotiated private placements of securities with our affiliates, including other funds managed by the Adviser. We and our Adviser have received exemptive relief from the SEC that permits certain co-investment transactions. In this regard, our Adviser has the ability to allocate investment opportunities of certain negotiated transactions between us, other funds registered under the 1940 Act and other accounts managed by our Adviser pro rata based on available capital, up to the amount proposed to be invested by each.  All accounts generally are required to participate on the same terms.  Pursuant to the exemptive order, our Adviser will be required to provide the board of directors of each participating registered fund with certain information concerning the relevant investment. A majority (as defined in section 57(o) of the 1940 Act) of the directors eligible to consider the co-investment transaction of each participating registered fund must approve such registered fund’s participation in the co-investment transaction.

To the extent we are precluded from co-investing, our Adviser will allocate private investment opportunities among its clients, including but not limited to us and our affiliated companies, based on allocation policies that take into account several suitability factors, including the size of the investment opportunity, the amount each client has available for investment and the client’s investment objectives. These allocation policies may result in the allocation of investment opportunities to an affiliated company rather than to us.

To the extent that the Adviser sources and structures private investments in energy infrastructure entities, certain employees of the Adviser may become aware of actions planned by such entities, such as acquisitions, that may not be announced to the public. It is possible that we could be precluded from investing in or selling securities of an energy infrastructure entity about which the Adviser has material, non-public information; however, it is the Adviser’s intention to ensure that any material, non-public information available to certain employees of the Adviser is not shared with the employees responsible for the purchase and sale of publicly traded energy infrastructure securities. Our investment opportunities also may be limited by affiliations of the Adviser or its affiliates with energy infrastructure companies.

The Adviser and its principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on our behalf. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees, and affiliates of the Adviser that are the same as, different from, or made at a different time than positions taken for us. Further, the Adviser may at some time in the future, manage additional investment funds with the same investment objective as ours.

The use of leverage creates an opportunity for increased income and capital appreciation for common stockholders, but at the same time creates special risks that may adversely affect common stockholders.  Because our management fee is based upon a percentage of our Managed Assets, our management fee is higher when we are leveraged.  Therefore, our Adviser has a financial incentive to use leverage, which will create a conflict of interest between our Adviser and our common stockholders, who will bear the costs of our leverage.

DETERMINATION OF NET ASSET VALUE

The price you pay for your Shares or the amount you receive upon the repurchase of your Shares is based on the Fund’s NAV. The NAV per share of the Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day that the NYSE is open. The Fund does not calculate the NAV on dates the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and other holidays observed by the NYSE. The Fund intends to publicly report the NAV per Share of each class of the Fund on its website on a daily basis. For information on the Fund’s daily NAV, please visit www.tortoisecapital.com or call the Fund (913) 981-1020. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of Shares outstanding. Requests to purchase Shares are processed at the NAV per share next calculated after the Fund receives your subscription in proper form. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept subscriptions until, and calculate the Fund’s NAV per share as of, the normally scheduled close of regular trading on the NYSE for that day.

The Board has approved procedures pursuant to which the Fund values its investments, and has designated to the Adviser the general responsibility for determining, in accordance with such procedures, the value of such investments. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board. Such determinations may be made on the basis of valuations obtained from independent third party valuation agents or pricing services or other third party sources (“Pricing Services”), provided that the Adviser shall retain the discretion to use any relevant data, including information obtained from any Pricing Service, that the Adviser deems to be reliable in determining fair value under the circumstances. The Adviser is responsible for ensuring that any Pricing Service engaged to provide valuations discharges its responsibilities in accordance with the Fund’s valuation procedures, and will periodically receive and review such information about the valuation of the Fund’s securities or other assets as it deems necessary to exercise its oversight responsibility.

In calculating the Fund’s NAV, the Adviser, subject to the oversight of the Board, use various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used if a ready market for the investments existed. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.

When pricing securities or other assets at fair value, the Fund seeks to assign the value that represents the amount that the Fund might reasonably expect to receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Given the subjectivity inherent in fair value measurements and the fact that events could occur after NAV calculation, the actual market prices, or prices that are used by others, for a security or other asset may differ from the fair value of that security or other asset as determined by the Fund at the time of NAV calculation. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund. It is possible that the fair value determined for a security or other asset may be materially different from the value that could be realized upon the sale of such security or other asset. Thus, fair value measurements may have an unintended dilutive or accretive effect on the value of Shareholders’ investments in the Fund.

The following is a summary of certain of the methods generally used currently to value investments of the Fund under the Fund’s valuation procedures:

The Fund’s Energy and Infrastructure Interest equity investments are typically fair valued based on a discounted cash flow or other income approach, or by appraisals conducted by one or more Pricing Services. The Fund accounts for properties at the individual property level and such assets are fair valued using inputs that take into account property-level data that is gathered and evaluated periodically to reflect new information regarding the property or the appreciation interest, if any.

Investments in newly acquired Energy and Infrastructure Interests will initially be valued at cost. Thereafter, each property will be evaluated by the Adviser for a change in valuation methodology or inputs/assumptions no less than quarterly, but more frequently if market or property specific factors indicate a different methodology or inputs/assumptions would result in a valuation that is more representative of fair value. The Adviser expects the primary methodology used to value such assets after the initial period of valuation at cost will be the income approach, whereby value is derived by determining the present value of an asset’s stream of future cash flows (for example, discounted cash flow analysis). Income related to each asset will be accrued on the basis of data extracted from (1) the annual budget for such asset and (2) material, unbudgeted non-recurring income and expense events with respect to such assets when the Adviser becomes aware of such events and the relevant information is available. Consistent with industry practices, the income approach incorporates subjective judgments regarding comparable revenue and operating expense data, the capitalization or discount rate and projections of future revenue and expenses based on appropriate market evidence. Other methodologies that may also be used to value properties include market approaches like sales comparisons and cost approaches.

Each quarter, the Adviser will also determine an accrual schedule for the daily value of each real property based on an estimated quarter-end value. The Fund will use the daily values determined in such accrual schedule for purposes of calculating its NAV. Any material changes to the valuation of Energy and Infrastructure Interests and related changes to the daily accrual schedule for any Energy and Infrastructure Interest, will be reflected in the Fund’s NAV calculation beginning with the day that a revised valuation is determined.

In addition, the Adviser will monitor the Fund’s Energy and Infrastructure Interests for events that the Adviser believes may have a material impact on the most recent estimated values of such assets. Possible examples of such a material change include an unanticipated structural or environmental event at a property, capital market events, recent financial results or changes in the capital structure of the property, development milestones, material changes in cap rates or discount rates, any regulatory changes that affect the investment, or a significant industry event or adjustment to the industry outlook that may cause the value of a property to change materially. Provided that the Adviser is aware that such an event has occurred and after a determination by the Adviser that a material change has occurred and the financial effects of such change are quantifiable, any estimates of value should be performed as soon as reasonably practicable. All of these factors may be subject to adjustments based upon the particular circumstances of an investment or the Fund’s actual investment position. The choice of analyses and the weight assigned to such factors may vary across investments and may change within an investment if events occur that warrant such a change.

Assets held through [Co-Investment Entities] generally will be valued in a manner that is consistent with the methods described above. Once the value of an asset held by the [Co-Investment Entity] is determined and the Fund determines the fair value of any other assets and liabilities of the [Co-Investment Entity], the value of the Fund’s interest in the [Co-Investment Entity] would then be determined by the Adviser using a hypothetical liquidation calculation to value the Fund’s interest in the [Co-Investment Entity].

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, then long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price as provided by a Pricing Service.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by a Pricing Service. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value the Fund’s futures or centrally cleared swaps position.

Short-term debt investments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost.

Other debt investments, including government debt securities and municipal debt securities in each case having a remaining maturity in excess of 60 days are typically valued by Pricing Service at an evaluated (or estimated) mean between the closing bid and asked prices.

Because the Fund relies on various sources to calculate its NAVs, the Fund is subject to certain operational risks associated with reliance on the Pricing Services and other service providers and data sources. The Fund’s NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

DISTRIBUTIONS

The Fund intends to distribute [_______] all or a portion of its net investment income to Shareholders (after the payment of interest and/or dividends in connection with leverage). Unless an election is made to receive dividends in cash, Shareholders will automatically have their [monthly] distributions reinvested in Shares through the Fund’s dividend reinvestment plan. See “Dividend Reinvestment Plan” below.

The Fund may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned by the Fund during that period. Undistributed income will add to the Fund’s NAV and, correspondingly, distributions from undistributed income will decrease the Fund’s NAV.

From time to time, portions of the Fund’s distributions may constitute a return of capital. A return of capital to Shareholders is a return of a portion of their original investment in the Fund and does not represent net income or profit. A return of capital would reduce a Shareholder’s tax basis in its Shares, which could result in higher taxes when the Shareholder sells such Shares. This may cause the Shareholder to owe taxes even if it sells Shares for less than the original purchase price of such Shares.

The Adviser has received an order from the SEC granting an exemption from Section 19(b) of the Investment Company Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by the Adviser to include realized long-term capital gains as a part of their respective regular distributions to the common stockholders more frequently than would otherwise be permitted by the Investment Company Act (which generally permits once per taxable year). The Fund may rely on this exemptive order.

The Fund reserves the right to change its distribution policy and the basis for establishing the rate of its quarterly distribution at any time upon notice to Shareholders.

DIVIDEND REINVESTMENT PLAN

Pursuant to the dividend reinvestment plan established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the dividend reinvestment plan (the “DRIP”) and have all income dividends automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period. A Shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf.

A Shareholder may elect to (a) reinvest dividends or (b) receive dividends in cash;

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). A request must be received by the Fund before the record date to be effective for that dividend. The Fund may terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund. The reinvestment of dividends and distributions pursuant to the DRIP will increase the Fund’s net assets on which the Management Fee is payable to the Adviser.

DESCRIPTION OF CAPITAL STRUCTURE AND THE SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Maryland on ________, 202_. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of Shares of beneficial interest. The Trustees have authorized an unlimited number of Shares. The Fund does not intend to hold annual meetings of its shareholders.

The Fund currently offers five classes of Shares: Class I Shares, Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares. The Fund has applied for an exemptive order from the SEC with respect to the Fund’s multi-class structure. Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares will not be offered to investors until the Fund receives an exemptive order permitting the multi-class structure. There is no assurance that the Fund will be granted the exemptive order. The Fund began continuously offering its Shares on [   ]. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” Certain Share class details are set forth in “Plan of Distribution”. The following table shows the amounts of Fund shares that have been authorized and are outstanding as of [   ]:

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Held by Fund or for its Account
Class I Shares	Unlimited	None	[ ]
Class A-1 Shares	[__]	None	[ ]
Class A-2 Shares	[__]	None	[ ]
Class C-1 Shares	[__]	None	[ ]
Class C-2 Shares	[__]	None	[ ]

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each Share of the Fund represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for shareholders in additional Shares of the same class of the Fund. See “Dividend Reinvestment Plan.” The 1940 Act may limit the payment of dividends to the holders of Shares. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the Shares. The Declaration of Trust provides that the Fund’s Shareholders are not liable for any liabilities of the Fund. Although Shareholders of an unincorporated statutory trust established under Maryland law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue Share certificates. However, upon written request to the Transfer Agent, a Share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of Shares are recorded, and transfers, permitted only in rare circumstances, such as death, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a Shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Classes of Shares

The Fund currently offers only Class I Shares, Class A-1 Shares, Class A-2 Shares, Class C-1 Shares and Class C-2 Shares. Other classes of Shares may be introduced upon approval by the Board of Trustees.

ANTI-TAKEOVER PROVISIONS AND CERTAIN OTHER PROVISIONS IN THE DECLARATION OF TRUST

Anti-Takeover Provisions

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving the Fund’s Shareholders of an opportunity to sell their Shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. The 1940 Act does not provide Shareholders with an affirmative right to remove a Trustee. Furthermore, the Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions. The Board has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Shareholders.

Jurisdiction and Waiver of Jury Trial

[The Declaration of Trust provides that each Trustee, officer and Shareholder, to the fullest extent permitted by law, including as permitted under the Maryland Trust Act (the “Maryland Act”): (i) irrevocably agrees that, except for any claims, suits, actions or proceedings arising under the Securities Act, the Securities Exchange Act of 1934, as amended and the 1940 Act (collectively, the “Federal Securities Laws”), any claims, suits, actions or proceedings asserting a claim governed by the internal affairs (or similar) doctrine or arising out of or relating in any way to the Fund, the Maryland Act, the Declaration of Trust or the Fund’s Bylaws shall be exclusively brought in the Circuit Court of the State of Maryland or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Maryland with subject matter jurisdiction; (ii) irrevocably agrees that any claims, suits, actions or proceedings arising under the federal securities laws shall be exclusively brought in the federal district courts of the United States of America; and (iii) irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding. These exclusive forum provisions may increase costs for a Shareholder to bring a claim or may prevent a Shareholder from bringing a claim in a judicial forum that the Shareholder finds convenient or favorable. Further, the enforceability of the provision requiring actions under the Federal Securities Laws be brought in the federal district courts of the United States of America is questionable. If a court were to find the forum selection provisions contained in the Declaration of Trust to be inapplicable or unenforceable in an action, the Fund may incur additional costs associated with resolving such action in other jurisdictions.]

Notwithstanding anything to the contrary in the Declaration of Trust or Bylaws, the Fund may, at its sole discretion, select and/or consent to an alternative forum for any claims, suits, actions or proceedings relating in any way to the Fund.

Derivative and Direct Claims of Shareholders

A “direct” Shareholder claim refers to a claim based upon alleged violations of a Shareholder’s individual rights independent of any harm to the Fund, including a Shareholder’s voting rights under Article V of the Declaration of Trust or Article 2 of the Bylaws, rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the Shareholder and independent of any harm to the Fund. Any other claim asserted by a Shareholder, including without limitation any claims purporting to be brought on behalf of the Fund or involving any alleged harm to the Fund, are considered a “derivative” claim. The Declaration of Trust contains provisions regarding derivative claims of Shareholders. These provisions address certain requirements that a Shareholder must meet to bring a derivative claim, including to make a pre-suit demand upon the Trustees to litigate the subject action in certain circumstances; eligibility to make a derivative claim; and that the Trustees must be afforded a reasonable amount of time to consider a pre-suit demand.

In addition to the requirements set forth in [4A-801 of the Maryland Trust Act], a “beneficial owner,” within the meaning of that section, may bring a derivative action on behalf of the Fund only if the conditions in the Declaration of Trust are met. These provisions in the Declaration of Trust regarding derivative claims of shareholders shall not apply to claims made under federal securities laws.

PLAN OF DISTRIBUTION

________ (the “Distributor”), located at ________, serves, pursuant to a Distribution Agreement, as the Fund’s principal underwriter and acts as the distributor of the Fund’s Shares on a best efforts basis. The Fund’s Shares are offered for sale through the Distributor at NAV. For information on how the Fund calculates NAV, see “Determination of Net Asset Value” above. The Distributor also may enter into broker-dealer selling agreements with other broker dealers for the sale and distribution of the Fund’s Shares.

Neither the Distributor nor any other broker-dealer is obligated to buy from the Fund any of the Shares. The Distributor does not intend to make a market in the Shares. The Distribution Agreement provides that the Fund will indemnify the Distributor and its trustees or directors, officers, and control persons (within the meaning of Section 15 of the Securities Act) against certain liabilities arising under the Securities Act. The indemnification will not apply to actions of the Distributor, its trustees or directors, officers, or control persons in cases of their willful misfeasance, bad faith, or gross negligence in the performance of their duties. The Distribution Agreement further provides that the Distributor will indemnify the Fund and its Trustees, officers, and control persons (within the meaning of Section 15 of the Securities Act) against certain liabilities arising under the Securities Act. The indemnification will not apply to actions of the Fund, its Trustees, officers, or control persons in cases of their willful misfeasance, bad faith, or gross negligence in the performance of their duties.

The Fund is offered on a continuous basis. Purchase orders will be effective only upon the Fund’s acceptance, and the Fund reserves the right to reject any purchase order in whole or in part in certain limited circumstances (including, without limitation, when it has reason to believe that a purchase of Shares would be unlawful). Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. Shares are not available in certificated form.

The Adviser may pay additional compensation out of its own resources (i.e., not Fund assets) to certain brokers, dealers or other financial intermediaries that have agreed to participate in the distribution of the Fund’s Shares, for sales and wholesaling support, and also for other services including due diligence support, account maintenance, provision of information and support services.

The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares, but will use its best efforts to solicit orders for the sale of the Shares. No market currently exists for the Fund’s Shares. The Fund’s Shares are not listed and the Fund does not currently intend to list its Shares for trading on any securities exchange, and the Fund does not anticipate that any secondary market will develop for its Shares. Neither the Adviser nor the Fund intends to make a market in the Fund’s Shares.

QUARTERLY REPURCHASES OF SHARES

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of your Shares, makes periodic offers to repurchase Shares. No shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s interval structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without the approval of the holders of a majority of the Fund’s outstanding Shares, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Shares at NAV on a regular schedule. For these purposes, a “majority” of the Fund’s outstanding Shares means the vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, provided that more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund regardless of whether such shareholders are present at the meeting (or represented by proxy). Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding Shares, for each repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The schedule requires the Fund to make repurchase offers every three months. The Fund’s initial repurchase shall occur no later than six months after the effectiveness of the Fund’s registration statement.

Repurchase Request Deadline

When a repurchase offer commences, the Fund sends, at least twenty-one (21) days before the Repurchase Request Deadline, written notice to each shareholder setting forth, among other things:

•	A statement that the Fund is offering to repurchase its securities from shareholders at NAV.

•	Any fees applicable to the repurchase.

•	The percentage of outstanding Shares that the Fund is offering to repurchase and how the Fund will purchase Shares on a pro rata basis if the offer is oversubscribed.

•	The date on which a shareholder’s repurchase request is due.

•	The date that will be used to determine the Fund’s NAV applicable to the repurchase offer (the “Repurchase Pricing Date”).

•	The date by which the Fund will pay to shareholders the proceeds from their Shares accepted for repurchase.

•	The NAV of the Shares as of a date no more than seven days before the date of the written notice and the means by which shareholders may ascertain the NAV.

•	The procedures by which shareholders may tender their Shares and the right of shareholders to withdraw or modify their tenders before the Repurchase Request Deadline.

•	The circumstances in which the Fund may suspend or postpone the repurchase offer.

This notice may be included in a shareholder report or other Fund document. The Repurchase Request Deadline will be strictly observed. If a shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the shareholder will be unable to liquidate Shares until a subsequent repurchase offer, and will have to resubmit a request in the next repurchase offer. The repurchase price will be the NAV of the Fund as determined at the close of business on a date (the “Repurchase Pricing Date”), which may be up to fourteen (14) calendar days following the Repurchase Request Deadline, or on the next business day if the fourteenth day is not a business day. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the Repurchase Request Deadline.

Determination of Repurchase Price and Payment for Shares

The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day). The Fund will distribute payment to shareholders no later than seven (7) calendar days after such date. The Fund’s NAV per share may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and Repurchase Pricing Date. The method by which the Fund calculates NAV is discussed in the section of this Prospectus entitled “Determination of Net Asset Value.” During the period an offer to repurchase is open, shareholders may obtain the current NAV by visiting www.tortoisecapital.com or calling the Fund at (913) 981-1020.

Repurchase Fee on Shares Repurchased within One Year of Purchase

[The Fund currently does not impose any repurchase fees, but may in the future impose a repurchase fee of up to 2.00% on Shares accepted for repurchase by the Fund that have been held for less than one year. The repurchase fee would be retained by the Fund and is intended to compensate the Fund for expenses directly related to the repurchases. The repurchase fee would be imposed on a first-in, first-out basis, which means that you would tender Shares in the order of their purchase.]

Your financial adviser or other financial intermediary may charge service fees for handling Share repurchases. In such cases, there may be fees imposed by the intermediary on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

Suspension or Postponement of Repurchase Offers

The Fund may suspend or postpone a repurchase offer in limited circumstances set forth in Rule 23c-3 under the 1940 Act, as described below, but only with the approval of a majority of the Trustees, including a majority of Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act. The Fund may suspend or postpone a repurchase offer only: (1) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (2) for any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (3) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (4) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

Oversubscribed Repurchase Offers

There is no minimum number of Shares that must be tendered before the Fund will honor repurchase requests. However, the Trustees set for each repurchase offer a maximum percentage of Shares that may be repurchased by the Fund, which is currently expected to be 5% of the Fund’s outstanding Shares. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional Shares up to a maximum amount of 2% of the outstanding Shares of the Fund. If the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis. This policy, however, does not prohibit the Fund from (i) accepting all repurchase requests by persons who own, beneficially or of record, an aggregate of not more than one hundred Shares and who tender all of their Shares for repurchase, before prorating Shares tendered by others, or (ii) accepting by lot Shares tendered by shareholders who request repurchase of all Shares held by them and who, when tendering their Shares, elect to have either (i) all or none or (ii) at least a minimum amount or none accepted, if the Fund first accepts all shares tendered by shareholders who do not make this election.

If any Shares that you wish to tender to the Fund are not repurchased because of proration, you will have to wait until the next repurchase offer and resubmit a new repurchase request, and your repurchase request will not be given any priority over other shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to have repurchased in a given repurchase offer or in any subsequent repurchase offer. In anticipation of the possibility of proration, some shareholders may tender more Shares than they wish to have repurchased in a particular quarter, increasing the likelihood of proration.

There is no assurance that you will be able to tender your Shares when or in the amount that you desire.

Consequences of Repurchase Offers

Payment for repurchased Shares may require the Fund to liquidate its investments, and earlier than the Adviser otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses.  The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares.  If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses (subject to the waiver of fees by the Adviser) and reducing any net investment income.  To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities.  Also, the sale of the Fund’s investments to fund repurchases could reduce the market price of those underlying investments, which in turn would reduce the Fund’s NAV.  See “Risks—Leverage Risk.”

Repurchase of the Fund’s Shares will reduce the amount of outstanding Shares and, depending upon the Fund’s investment performance, its net assets.  A reduction in the Fund’s net assets would increase the Fund’s expense ratio (subject to the waiver of fees by the Adviser), to the extent that additional Shares are not sold and expenses otherwise remain the same (or increase).  In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.  The Fund is intended as a long-term investment.  The Fund’s quarterly repurchase offers are a Shareholder’s only means of liquidity with respect to their Shares.  Shareholders have no rights to redeem or transfer their Shares, other than limited rights of a Shareholder’s descendants to redeem Shares in the event of such Shareholder’s death pursuant to certain conditions and restrictions.  The Shares are not traded on a national securities exchange and no secondary market exists for the Shares, nor does the Fund expect a secondary market for its Shares to exist in the future unless the Shares are listed on a securities exchange, if at all.  See “Risks—Repurchase Policy Risks” and “Risks—Liquidity Risks.”

INVESTOR SUITABILITY

Investing in the Fund involves a considerable amount of risk. Shareholders may lose money or their entire investment in the Fund. Investing in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment. An investment in the Fund may not be suitable for investors who may need the assets invested in the Fund in a specified time frame. Before making your investment decision, you and/or your personal financial advisor should (i) consider the suitability of this investment with respect to your investment objectives and personal situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. The Fund should be considered to be an illiquid investment. You will not be able to redeem your Shares on a daily basis because the Fund is a closed-end fund. [In addition, while a Shareholder has limited ability to transfer or resell Shares pursuant to the provisions of the Trust Agreement,] the Shares are not traded on an active market and there is currently no secondary market for the Shares. However, limited liquidity will be available through quarterly repurchases of Shares by the Fund of at least 5% of the outstanding Shares during each quarterly period. See “Risks – Interval Fund Risk” and “Risks—Liquidity Risk.”

FEDERAL TAX MATTERS

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a Shareholder that acquires, holds and/or disposes of Shares of the Fund. This discussion only addresses U.S. federal income tax consequences to U.S. Shareholders who hold their Shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular Shareholders in light of their individual circumstances. This discussion also does not address the tax consequences to Shareholders who are subject to special rules, including, without limitation, banks and other financial institutions, insurance companies, dealers in securities or foreign currencies, traders in securities that have elected to mark-to-market their securities holdings, foreign holders, persons who hold their Shares as or in a hedge against currency risk, or as part of a constructive sale, straddle or conversion transaction, or tax-exempt or tax-deferred plans, accounts, or entities. In addition, the discussion does not address any state, local, or foreign tax consequences. The discussion reflects applicable income tax laws of the United States as of the date hereof, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (“IRS”) retroactively or prospectively, which could affect the continued validity of this summary. No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Fund and its Shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors before making an investment in the Fund to determine the specific tax consequences to them of investing in the Fund, including the applicable federal, state, local and foreign tax consequences as well as the effect of possible changes in tax laws.

Fund Taxation

The Fund intends to elect to be treated, and to qualify each year, as a “regulated investment company” under Subchapter M of the Code, so that it will generally not pay U.S. federal income tax on income and capital gains timely distributed (or treated as being distributed, as described below) to Shareholders.

To qualify as a RIC, at least 90% of the Fund’s gross income must be derived from (A) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (B) net income derived from an interest in a qualified publicly traded partnership.

Code § 851 does not contain a definition of “securities”. However, the section provides that terms not defined in the section have the meanings under the Investment Company Act of 1940. Some of the intended investments of the Fund may not qualify as “securities” under the Investment Company Act of 1940. The Fund has attempted to isolate those investments in a controlled Subsidiary. However, to satisfy the RIC diversification tests, the Offshore Subsidiary may not represent more than 25% of the value of the Fund at the end of any quarter (subject to some exceptions). If it is determined that the investments held directly by the Fund are not securities, or if the Offshore Subsidiary represents more than 25% of the value of the Fund at the end of a quarter, the Fund may lose its status as a RIC and be subject to corporate level taxation.

The Fund intends to treat any income it may derive from the investments received by the Offshore Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to RICs. The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Offshore Subsidiary would be qualifying income, if (i) the income is distributed in the same year that it is required to be included in the income of the RIC or (ii) the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Offshore Subsidiary, the Fund intends to cause the Offshore Subsidiary to make distributions that would allow the Fund to make timely distributions to its Shareholders.

If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at the rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, if any, and net capital gain. Under the Code, the Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. However, the Fund may also decide to distribute less and pay the federal excise taxes. See “Federal Tax Matters.”

If the Fund qualifies as a regulated investment company and distributes to its Shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to Shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at the rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, and net capital gain. Under the Code, the Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. However, the Fund may also decide to distribute less and pay the federal excise taxes.

If for any taxable year the Fund does not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax, and possibly state and local income tax, and distributions to its Shareholders would not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would generally constitute ordinary dividends, which generally would be eligible for the dividends received deduction available to corporate Shareholders under Section 243 of the Code, discussed below, and non-corporate Shareholders of the Fund generally would be able to treat such distributions as qualified dividend income eligible for reduced rates of U.S. federal income taxation, as discussed below, provided in each case that certain holding period and other requirements are satisfied.

If the Fund utilizes leverage through borrowing, asset coverage limitations imposed by the 1940 Act as well as additional restrictions that may be imposed by certain lenders on the payment of dividends or distributions could potentially limit or eliminate the Fund’s ability to make distributions on its common stock until the asset coverage is restored. These limitations could prevent the Fund from distributing at least 90% of its investment company taxable income as is required under the Code and therefore might jeopardize the Fund’s qualification as a regulated investment company and/or might subject the Fund to the nondeductible 4% federal excise tax discussed above. Upon any failure to meet the asset coverage requirements imposed by the 1940 Act, the Fund may, in its sole discretion and to the extent permitted under the 1940 Act, purchase or redeem shares of preferred stock, if any, in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its Shareholders of failing to meet the distribution requirements. There can be no assurance, however, that any such action would achieve these objectives. The Fund generally will endeavor to avoid restrictions on its ability to distribute dividends.

Shareholder Taxation

Distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of net investment income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate taxpayers at the rates applicable to long-term capital gain, provided certain holding period and other requirements are met at both the shareholder and Fund levels. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. which the IRS has approved for these purposes (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. The Fund can provide no assurance regarding the portion of its dividends that will qualify for qualified dividend income treatment.

Distributions of net capital gain, if any, that are properly reported by the Fund are taxable at long-term capital gain rates for U.S. federal income tax purposes without regard to the length of time the Shareholder has held Shares of the Fund. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits, if any, will be treated by a Shareholder as a tax-free return of capital, which is applied against and reduces the Shareholder’s basis in his, her or its Shares. To the extent that the amount of any such distribution exceeds the Shareholder’s basis in his, her or its Shares, the excess will be treated by the Shareholder as gain from the sale or exchange of such Shares. The U.S. federal income tax status of all distributions will be designated by the Fund and reported to Shareholders annually.

Distributions to Shareholders of net investment income received by the Fund from taxable investments, if any, including temporary taxable investments, and of net short-term capital gains realized by the Fund, if any, will be taxable to Shareholders as ordinary income. Distributions by the Fund of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of the length of time the Shareholder has owned the shares with respect to which such distributions are made. The amount of taxable income allocable to the Fund’s shares will depend upon the amount of such income realized by the Fund. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a Shareholder’s shares and, after that basis has been reduced to zero, will constitute capital gain to the Shareholder (assuming the shares are held as a capital asset). As long as the Fund qualifies as a RIC under the Code, it is not expected that any part of its distributions to Shareholders from its investments will qualify as “qualified dividend income” taxable to non-corporate Shareholders at reduced rates.

Any loss realized by a shareholder of the Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares.

Certain distributions by the Fund may qualify for the dividends received deduction available to corporate Shareholders under Section 243 of the Code, subject to certain holding period and other requirements, but generally only to the extent the Fund earned dividend income from stock investments in U.S. domestic corporations (but not including real estate investment trusts). Additionally, if the Fund received dividends from an Underlying Fund that qualifies as a regulated investment company, and the Underlying Fund designates such dividends as eligible for the dividends received deduction, then the Fund is permitted in turn to designate a portion of its distributions as eligible for the dividends received deduction, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund. As long as the Fund qualifies as a RIC under the Code, it is not expected that any significant part of its distributions to Shareholders from its investments will qualify for the dividends-received deduction available to corporate Shareholders.

A Shareholder may elect to have all dividends and distributions automatically reinvested in Shares of the Fund. For U.S. federal income tax purposes, all dividends are generally taxable regardless of whether a Shareholder takes them in cash or they are reinvested in additional Shares of the Fund.

If a Shareholder’s distributions are automatically reinvested in additional Shares, for U.S. federal income tax purposes, the Shareholder will be treated as having received a distribution in the amount of the cash dividend that the Shareholder would have received if the Shareholder had elected to receive cash, unless the distribution is in newly issued Shares of the Fund that are trading at or above net asset value, in which case the Shareholder will be treated as receiving a distribution equal to the fair market value of the stock the Shareholder receives.

The Fund intends to distribute all realized net capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to Shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income, as long-term capital gain, their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of Shares owned by a Shareholder will be increased by the difference between the amount of undistributed net capital gain included in the Shareholder’s gross income and the federal income tax deemed paid by the Shareholder.

Any dividend declared by the Fund in October, November or December with a record date in such a month and paid during the following January will be treated for U.S. federal income tax purposes as paid by the Fund and received by Shareholders on December 31 of the calendar year in which it is declared.

At the time of an investor’s purchase of the Fund’s Shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these Shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s Shares is, as a result of the distributions, reduced below the investor’s cost for such Shares and the distributions economically represent a return of a portion of the investment. Investors should consider the tax implications of purchasing Shares just prior to a distribution.

The IRS has taken the position that if a regulated investment company has two or more classes of shares, it must designate distributions made to each class in any year as consisting of no more than such class’s proportionate share of particular types of income (e.g., ordinary income and net capital gains). Consequently, if both common stock and preferred stock are outstanding, the Fund intends to designate distributions made to each class of particular types of income in accordance with each class’s proportionate share of such income. Thus, the Fund will designate to the extent applicable, dividends qualifying for the corporate dividends received deduction (if any), income not qualifying for the dividends received deduction, qualified dividend income, ordinary income, exempt interest and net capital gain in a manner that allocates such income between the holders of common stock and preferred stock in proportion to the total dividends paid to each class during or for the taxable year, or otherwise as required by applicable law. However, for purposes of determining whether distributions are out of the Fund’s current or accumulated earnings and profits, the Fund’s earnings and profits will be allocated first to the Fund’s preferred stock, if any, and then to the Fund’s common stock. In such a case, since the Fund’s current and accumulated earnings and profits will first be used to pay dividends on the preferred stock, distributions in excess of such earnings and profits, if any, will be made disproportionately to holders of common stock.

In addition, solely for the purpose of satisfying the 90% distribution requirement and the distribution requirement for avoiding federal income taxes, certain distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid during such taxable year. In such case, Shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

Sales, exchanges and other dispositions of the Fund’s Shares generally are taxable events for Shareholders that are subject to federal income tax. Shareholders should consult their own tax advisors regarding their individual circumstances to determine whether any particular transaction in the Fund’s Shares is properly treated as a sale or exchange for federal income tax purposes (as the following discussion assumes) and the tax treatment of any gains or losses recognized in such transactions. Generally, gain or loss will be equal to the difference between the amount of cash and the fair market value of other property received (including securities distributed by the Fund) and the Shareholder’s adjusted tax basis in the Shares sold or exchanged. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of the Fund’s Shares will be treated as short-term capital gain or loss. However, any loss realized by a Shareholder upon the sale or other disposition of Shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such Shares. For the purposes of calculating the six-month period, the holding period is suspended for any periods during which the Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options, short sales or contractual obligations to sell. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The ability to deduct capital losses may be subject to limitations. In addition, losses on sales or other dispositions of Shares may be disallowed under the “wash sale” rules in the event a Shareholder acquires substantially identical stock or securities (including those made pursuant to reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of Shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal income tax basis of the Shares acquired.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

From time to time, the Fund may repurchase its Shares. Shareholders who tender all Shares held, and those considered to be held (through attribution rules contained in the Code), by them will be treated as having sold their Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of his, her or its Shares (including those considered held through attribution), such Shareholder may be treated as having received a taxable dividend upon the tender of its Shares. If a tender offer is made, there is a risk that non-tendering Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders of Shares, the Fund will be required to make additional distributions to its Shareholders. If the Board of Directors determines that a tender offer will be made by the Fund, the federal income tax consequences of such offer will be discussed in materials that will be available at such time in connection with the specific tender offer, if any.

The Code requires that the Fund withhold, as “backup withholding,” 24% of reportable payments, including dividends, capital gain distributions and the proceeds of sales or other dispositions of the Fund’s stock paid to Shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, Shareholders must certify on their account applications, or on a separate IRS Form W-9, that the social security number or other taxpayer identification number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable. Backup withholding is not an additional tax. Any amount withheld may be allowed as a refund or a credit against the Shareholder’s U.S. federal income tax liability if the appropriate information (such as the timely filing of the appropriate federal income tax return) is provided to the IRS.

Under Treasury regulations, if a Shareholder recognizes a loss with respect to Shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for an individual Shareholder, S corporation or trust or $10 million or more in a single taxable year (or $20 million or more in any combination of years) for a Shareholder who is a C corporation, such Shareholder will generally be required to file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are generally excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxes

The description of certain U.S. federal income tax provisions above relates only to U.S. federal income tax consequences for Shareholders who are U.S. persons (i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates). Non-U.S. Shareholders should consult their tax advisors concerning the tax consequences of ownership of Shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty if the investor provides proper certification of its non-U.S. status).

A separate U.S. withholding tax may apply in the case of distributions to (i) certain non-U.S. financial institutions that have not agreed to collect and disclose certain account holder information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners.

Shareholders should consult their own tax advisors on these matters and on any specific question of U.S. federal, state, local, foreign and other applicable tax laws before making an investment in the Fund.

CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

U.S. Bank, N.A. (the “Custodian”) serves as the Fund’s custodian. The Fund’s transfer, shareholder services and dividend paying agent is U.S. Bank Global Fund Services (the “Transfer Agent”). Pursuant to an administration and accounting services agreement, U.S. Bank Global Fund Services (the “Administration and Accounting Agent”) also provides certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records; acting as liaison with the Fund’s independent registered public accounting firm by providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services.

As compensation for these services, the Fund has agreed to pay [   ] an annual fee, calculated daily and payable on a monthly basis, of [ ]% of the Fund’s average net assets, subject to decrease with respect to additional Fund net assets.

LEGAL MATTERS

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois, 60606, serves as legal counsel to the Trust.

DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Trustees. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses and accrued income taxes, other than debts, liabilities or obligations to Shareholders, and then to the Shareholders proportionately in accordance with the amount of Shares that they own. Assets may be distributed in-kind on a proportionate basis if the Board determines that the distribution of assets in-kind would be in the interests of the Shareholders in facilitating an orderly liquidation.

FISCAL YEAR; REPORTS

For accounting purposes, the Fund’s fiscal year and tax year end on [   ]. As soon as practicable after the end of each calendar year, a statement on Form 1099-DIV identifying the sources of the distributions paid by the Fund to Shareholders for tax purposes will be furnished to Shareholders subject to IRS reporting. In addition, the Fund will prepare and transmit to Shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.

The information in this statement of additional information (“SAI”) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or or sale is not permitted.

Subject to Completion
Preliminary Statement of Additional Information dated December 30, 2025

STATEMENT OF ADDITIONAL INFORMATION

[     ], 2026

Tortoise Energy & Infrastructure Interval Fund

Shares of Beneficial Interest Class I
Class A-1
Class A-2
Class C-1
Class C-2

The Tortoise Energy & Infrastructure Interval Fund (the “Fund”) is a newly organized Maryland statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund. The Fund intends to offer five classes of shares of beneficial interests (“Shares”) designated as Class I (“Class I Shares”), Class A-I (“Class A-I Shares”), Class A-2 (“Class A-2 Shares”), Class C-I (“Class C-I Shares”) and Class C-2 (“Class C-2 Shares”). The Fund has no operating history. The Fund’s investment objective is to generate income and, to a lesser extent, seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

This Statement of Additional Information (this “Statement of Additional Information”) is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus which is dated [     ], 2026. Copies of the Prospectus may be obtained upon request and without charge by writing to the Fund at [      ], or by calling toll-free [      ] or by accessing the Fund’s website at [      ] The information on the website is not incorporated by reference into this Statement of Additional Information and investors should not consider it a part of this Statement of Additional Information. The Prospectus, and other information about the Fund, is also available on the U.S. Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

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GENERAL DESCRIPTION OF THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company which operates as an “interval fund.” Closed-end funds differ from open-end funds (commonly known as mutual funds) in that investors in closed-end funds do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares (as defined below) for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. To provide some liquidity to Shareholders, the Fund will be structured as an “interval fund” and conduct quarterly repurchase offers for a limited amount of the Fund’s Shares (expected to be 5% of the Fund’s Shares outstanding). The Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and, as a result, is not required to meet certain diversification requirements under the 1940 Act. The Fund was organized as a Maryland statutory trust on October 24, 2025.

The Fund offers five classes (each a “Class”) of shares of beneficial interests (“Shares”) designated as Class I (“Class I Shares”), Class A-I (“Class A-I Shares”), Class A-2 (“Class A-2 Shares”), Class C-I (“Class C-I Shares”) and Class C-2 (“Class C-2 Shares”). Each Class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Fund and the Adviser have been granted exemptive relief to, among other things, (i) designate multiple classes of Shares; (ii) impose on certain of the classes an early withdrawal charge and schedule waivers of such; and (iii) impose class specific annual asset-based distribution fees on the assets of the various classes of Shares to be used to pay for expenses incurred in fostering the distribution of the Shares of the particular class. Under the exemptive relief, the Fund and/or the Adviser are required to comply with certain regulations that would not otherwise apply.

INVESTMENT POLICIES, PRACTICES AND RISKS

The Fund’s investment objective is to seek to deliver attractive total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in assets in the energy value chain, including companies engaged in the exploration, production, processing, transportation, storage and distribution of energy commodities (collectively, “Energy Interests”) or in long-lived, capital-intensive assets that provide essential services within the energy value chain and are often characterized by fee-based, contractual or regulated revenue structures, with an emphasis on energy infrastructure assets such as pipelines, terminals, storage facilities, related logistics assets and assets relating to the specific technology and power infrastructure needs of artificial intelligence (“Infrastructure Interests,” and together with Energy Interests, “Energy and Infrastructure Interests”). An Infrastructure Interest comprises any investment that, at the time of investment, derives at least 50% of its revenue or profits from the ownership, operation, financing, or servicing of infrastructure assets (“Infrastructure Interest Threshold”). An Infrastructure Interest may also include any investment that, at the time of investment, does not meet the Infrastructure Interest Threshold but which, under normal market conditions or upon reaching scale, could reasonably be expected to meet the Infrastructure Interest Threshold (each, a “Developing Infrastructure Interest”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Energy and Infrastructure Interests include Public Equities, Private Securities, Structured Instruments and Liquid Assets (each defined in the Prospectus).

The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with the Fund’s principal investment strategies, are set forth in the Prospectus. Certain additional non-principal investment strategies and techniques which the Fund may use, as well as their attendant risks, are set forth below.

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Non-Principal Investment Strategies and Techniques and Related Risks

The Fund may invest in certain other instruments or vehicles, such as equity securities, master limited partnerships (“MLPs”), investments in private funds, investment company securities and repurchase agreements.

Equity Securities. The Fund may invest in equity securities. Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant. Common stock represents an ownership position in a company.

Common Stock. Common stock may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stocks are especially susceptible to general market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Amplify cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Funds’ purchase and sale of the equity securities and other factors.

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Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation, which are senior to those of common stockholders.

Preferred Stocks. Preferred stocks are units of ownership in a company, that normally have preference over common stock in the payment of dividends and the liquidation of such company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Preferred stocks are subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Many preferred stocks pay dividends at a fixed rate; therefore, a preferred stock’s market price may be sensitive to changes in interest rates in a manner similar to bonds - that is, as interest rates rise, the value of the preferred stock is likely to decline. Many preferred stocks and trust preferred securities also allow holders to convert the preferred stock into common stock of the issuer; the market price of such preferred stocks may be sensitive to changes in the value of the issuer’s common stock. In addition, the ability of an issuer of preferred stock to pay dividends may deteriorate or the issuer may default (i.e., fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer), which would negatively affect the value of any such holding. Dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred stock at any time. Preferred stock is also subject to market volatility and the price of preferred stock will fluctuate based on market demand. Preferred stock often has a call feature which allows the issuer to redeem the security at its discretion. Therefore, preferred stocks having a higher than average yield may be called by the issuer, which may cause a decrease in the yield of a Fund that invested in the preferred stock.

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Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive. An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Private Equity and Credit Securities. The Fund may invest in private equity and private credit securities, which generally consist of investments in companies, funds, or other entities that are not publicly traded on a securities exchange. These investments may include direct equity stakes in privately held companies, interests in private investment funds, privately negotiated debt instruments, and other forms of private placements. Such investments are typically acquired through transactions that are exempt from registration under the Securities Act of 1933 and may be subject to significant restrictions on transfer or resale.

Private equity investments typically involve acquiring ownership interests in companies that are not listed on public exchanges. These investments may be made in companies at various stages of development, including early-stage, growth-stage, or mature businesses. The Fund may participate in buyouts, venture capital transactions, or growth capital financings. Private credit investments generally involve lending to private companies or acquiring interests in privately negotiated debt instruments, which may include senior secured loans, mezzanine debt, or subordinated debt. These investments are often structured to provide higher yields than comparable public market securities, but they may also carry higher risks. The process of sourcing, evaluating, and executing private equity and private credit investments is typically more complex and time-consuming than investing in publicly traded securities. The Fund may conduct extensive due diligence, including reviewing financial statements, business plans, management backgrounds, and legal documentation. Despite these efforts, there is often less information available about private companies than public companies, and the information that is available may be less reliable or subject to change.

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Investing in private equity and private credit securities involves a number of risks. These investments are often illiquid, meaning they may not be readily marketable and the Fund may not be able to sell them at desired times or prices. This illiquidity can adversely affect the Fund’s ability to meet its obligations or realize its investment objective. Because these securities are not publicly traded, they may be difficult to value accurately. The Fund may rely on third-party valuations or internal valuation models, which can be subjective and may result in inaccurate valuations. Changes in market conditions, the financial performance of the underlying companies, or other factors may cause the value of these investments to fluctuate significantly. In addition, private companies and issuers of privately negotiated debt instruments are not subject to the same disclosure requirements as public companies. As a result, there may be less information available to the Fund for making investment decisions or monitoring ongoing investments. Private companies may also be in earlier stages of development, have limited operating histories, or face greater business and financial risks than established public companies. These factors can increase the risk of loss for the Fund. The Fund may also be exposed to operational risks, including risks related to the management and governance of private companies, as well as risks associated with the execution and monitoring of complex investment structures.

Investments in private equity and private credit securities may be subject to complex legal and regulatory requirements, including restrictions on transfer and resale. These requirements can limit the Fund’s ability to realize value from such investments or to exit positions in a timely manner. The Fund may also be subject to risks related to changes in laws or regulations that affect private companies or private market transactions. There is a risk that the Fund could lose all or a substantial portion of its investment in these securities.

The Fund’s investments in private equity and private credit securities may also be subject to additional risks, such as concentration risk if the Fund invests in a limited number of issuers or sectors, and risks related to the use of leverage in underlying investments. The Fund may also face challenges in managing liquidity and meeting redemption requests or other obligations if a significant portion of its assets are invested in illiquid securities.

Private Placements. The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions. Private placement securities are not registered under Securities Act and are subject to restrictions on resale. They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange. While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value. Certain of the Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources. The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade. Additionally, the Fund could obtain material non-public information from the issuer of such securities that would restrict the Fund’s ability to conduct transactions in underlying securities.

Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in a limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Privately placed securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A. The Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement. Because of the limited market, the Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

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Restricted and Illiquid Securities. The Fund may invest in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities in which the disposition would be subject to legal restrictions (so called “restricted securities”); (iii) repurchase agreements having more than seven days to maturity; and (iv) securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities. The Board has delegated to the Advisor the day-to-day determination of the illiquidity of any security held by the Fund, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board has directed the Advisor to consider to such factors as (a) frequency of trading and availability of quotations; (b) the number of dealers willing to purchase or sell the security and the availability of buyers; (c) the willingness of dealers to be market makers in the security; and (d) the nature of trading activity including (i) the time needed to dispose of a position or part of a position and (ii) offer and solicitation methods. A considerable period of time may elapse between the Fund’s decision to sell such securities and the time when the Fund is able to sell them, during which time the value of the securities could decline. Illiquid securities will usually be priced at fair value as determined in good faith by the Board or its delegate.

The Fund may invest in restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act or an exemption from registration. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. Rule 144A under the Securities Act establishes a safe harbor from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy Share repurchase requests. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by NASDAQ. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund’s inability to dispose of such securities promptly or at favorable prices.

The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(a)(2) of the Securities Act (“4(a)(2) Paper”). The Advisor will determine the liquidity of Rule 144A securities and 4(a)(2) Paper under the supervision of the Board of Trustees. The liquidity of Rule 144A securities and 4(a)(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(a)(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

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Master Limited Partnerships. The Fund may invest in equity securities of MLPs and their affiliates. An MLP generally has two classes of partners, the general partner and the limited partners. The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met. As a motivation for the general partner to successfully manage the MLP and increase cash flows, the terms of most MLPs typically provide that the general partner receives a large portion of the net income as distributions reach higher target levels. As cash flow grows, the general partner receives greater interest in the incremental income compared to the interest of limited partners. The general partner’s incentive compensation typically increases to up to 50% of incremental income. Nevertheless, the aggregate amount distributed to limited partners will increase as MLP distributions reach higher target levels. Given this incentive structure, the general partner has an incentive to streamline operations and undertake acquisitions and growth projects in order to increase distributions to all partners.

MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings. Common unit holders generally have first right to a minimum quarterly distribution prior to distributions to the convertible subordinated unit holders or general partner (including incentive distributions). Common unit holders typically have arrearage rights if the minimum quarterly distribution is not met. In the event of liquidation, MLP common unit holders have first right to the partnership’s remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full. MLP common units trade on a national securities exchange or over-the-counter. Some limited liability companies (“LLCs”) may be treated as MLPs for federal income tax purposes.

Similar to MLPs, LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings. In contrast to MLPs, LLCs have no general partner and there are no incentives that entitle management or other unit holders to increased percentages of cash distributions as distributions reach higher target levels. In addition, LLC common unit holders typically have voting rights with respect to the LLC, whereas MLP common units have limited voting rights. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment toward MLPs or a MLP’s business sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow).

Prices of common units of individual MLPs and other equity securities can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLP convertible subordinated units are typically issued by MLPs to founders, corporate general partners of MLPs, entities that sell assets to the MLP, and institutional investors, and may be purchased in direct placements from such persons. The purpose of the convertible subordinated units is to increase the likelihood that during the subordination period there will be available cash to be distributed to common unit holders. Convertible subordinated units generally are not entitled to distributions until holders of common units have received specified minimum quarterly distributions, plus any arrearages, and may receive less in distributions upon liquidation. Convertible subordinated unit holders generally are entitled to a minimum quarterly distribution prior to the payment of incentive distributions to the general partner, but are not entitled to arrearage rights. Therefore, they generally entail greater risk than MLP common units. They are generally convertible automatically into the senior common units of the same issuer at a one-to-one ratio upon the passage of time or their satisfaction of certain financial tests. These units do not trade on a national exchange or over-the-counter, and there is no active market for convertible subordinated units. The value of a convertible security is a function of its worth if converted into the underlying common units. Convertible subordinated units generally have similar voting rights to MLP common units. Because convertible subordinated units generally convert to common units on a one-to-one ratio, the price that the Fund could be expected to pay upon the purchase or to realize upon resale is generally tied to the common unit price less a discount. The size of the discount varies depending on a variety of factors including the likelihood of conversion, and the length of time remaining to conversion, and the size of the block purchased.

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Investment Company Securities and Exchange-Traded Funds. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange-traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a SEC exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if: (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain registered investment companies, including ETFs, beyond the limits set forth in Section 12(d)(1)(A), subject to certain provisions of Section 12(d)(1), rules adopted by the SEC under Section 12 of the 1940 Act or terms and conditions set forth in a SEC exemptive order issued to such registered investment companies, including that such investment companies enter into an agreement with such registered investment companies.

Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs which are in addition to the risks associated with registered investment companies generally.

The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.

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Termination Risk. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.

Although the Adviser believes that, in the event of the termination of an ETF, the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.

Repurchase Agreements. Repurchase agreements are agreements under which the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent or otherwise fails to repurchase the securities, the Fund would have the right to sell the securities. This right, however, may be restricted, or the value of the securities may decline before the securities can be liquidated. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the Fund might encounter a delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Repurchase agreements that are subject to foreign law may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and they therefore may involve greater risks.

Money Market Instruments. The Fund may invest, for defensive or diversification purposes or otherwise, some or all of its assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Fund or the Adviser deems appropriate under the circumstances. Pending allocation of the offering proceeds of this offering and thereafter, from time to time, the Fund also may invest in these instruments and other investment vehicles. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation (the “FDIC”), and repurchase agreements.

Portfolio Turnover. The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate. The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Further, the underlying funds in which the Fund invests may experience high rates of portfolio turnover. High rates of portfolio turnover in the underlying funds may negatively impact their returns and, thus, negatively impact the returns of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.

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Non-Diversified Status. The Fund does not intend to meet the diversification requirements of the 1940 Act as in effect from time to time. Because the Fund is “non-diversified” under the 1940 Act, it is not subject to any diversification requirements. Because the Fund is “non-diversified,” it can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.

INVESTMENT OBJECTIVE AND RESTRICTIONS

Investment Objective

The Fund’s investment objective is described in the Prospectus. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval. However, the Board must approve any changes to non-fundamental investment objectives.

Fundamental Investment Restrictions

The Fund has adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of the Fund means the vote, at an annual or a special meeting of the security holders of the Fund, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

1. The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time; provided, however, that such limitation shall not apply to the Fund’s investments in the group of industries constituting Energy and Infrastructure Interests.

2. The Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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3. The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. The Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition, the Fund has adopted a fundamental policy that it will make quarterly repurchase offers pursuant to Rule 23c-3 of the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the Shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined in the Prospectus), or the next business day if the 14th day is not a business day.

Except for the Fund’s policy with respect to borrowing, any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom. The Fund will reduce its borrowing amount within three days (not including Sundays and holidays), if its asset coverage falls below the amount required by the 1940 Act.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1⁄3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of its total assets. Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the Fund’s investment restriction.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by the Fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although the 1940 Act does provide allowances for certain borrowings. In addition, Rule 18f-4 under the 1940 Act permits the Fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of Rule 18f-4.

Commodities and Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

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TRUSTEES AND OFFICERS OF THE FUND

Board Responsibilities

The management and affairs of the Fund are overseen by the Trustees.  The Board has approved contracts, as described above, under which certain companies provide essential management services to the Fund.

The day-to-day business of the Fund, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator.  The Trustees are responsible for overseeing the Fund’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers.  Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund.  The Fund and its service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each service provider is responsible for one or more discrete aspects of the Fund’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business.  The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of the Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objective, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, their investment philosophies and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Fund’s Chief Compliance Officer (the “Chief Compliance Officer”), as well as personnel of the Adviser and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the services provided to the Fund by the Adviser and receives information about those services at its regular meetings.  In addition, following an initial two-year term, on an annual basis, in connection with its consideration of whether to renew the Investment Management Agreements, the Board meets with the Adviser to review such services.  Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.  The Board also reviews information about the Fund’s investments, including, for example, reports on the Adviser’s use of derivatives in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any.

The Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Fund’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Fund and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

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The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the Fund’s independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Fund in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Fund’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Fund’s financial reporting and the preparation of the Fund’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board

There are [    ] members of the Board, [     ] of whom are not “interested persons” of the Fund, as that term is defined in the 1940 Act (“Independent Trustees”). [     ], an interested person of the Fund, serves as Chairman of the Board. [     ], an Independent Trustee, serves as the lead Independent Trustee. The Fund has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees constitute more than [ ] of the Board, the fact that the chairperson of each Committee of the Board is an Independent Trustee and the amount of assets under management in the Fund. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board has four standing committees: the Executive Committee, Audit Committee, Governance Committee and Compliance Committee. [Each Committee is each chaired by an Independent Trustee and composed of all of the Independent Trustees.]

In his role as Chairman, [      ], among other things: (i) presides over board meetings; (ii) oversees the development of agendas for Board meetings; (iii) facilitates communication between the Trustees and management; and (iv) has such other responsibilities as the Board determines from time to time.

14

In his role as lead Independent Trustee, [     ], among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the Independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the Independent Trustees and management, and among the Independent Trustees; (v) serves as a key point person for dealings between the Independent Trustees and management; and (vi) has such other responsibilities as the Board or Independent Trustees determine from time to time.

Trustees and Officers of the Fund

Set forth below are the names, years of birth, position with the Fund and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Fund.  There is no stated term of office for the Trustees and officers of the Fund. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Fund; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, Tortoise Capital Advisors, L.L.C., [5901 College Boulevard, Suite 400, Overland Park, KS 66211].

Name and Year of Birth	Position with Fund and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Interested Trustee
[____]
Independent Trustees
[____]
[____]
[____]
[____]
[____]
[1]	[____] may be deemed to be an “interested” person of the Fund as that term is defined in the 1940 Act by virtue of a material business or professional relationship with the principal executive officer of the Fund.

Name and Year of Birth	Position with Fund and Length of Time Served	Principal Occupations in Past 5 Years
[____]
[____]
[____]
[____]
[____]
[____]
[____]
[____]
[____]
[____]

15

Individual Trustee Qualifications

The Fund has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders.  The Fund has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

[Trustee qualifications to be provided in a subsequent filing.]

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.

Board Committees

The Board has established the following standing committees:

•	Executive Committee. The Board has a standing Executive Committee consisting of one Independent Director and one “interested person” of the Fund within the meaning of the 1940 Act. The Executive Committee has authority to exercise the powers of the Board (i) to address emergency matters where assembling the full Board in a timely manner is impracticable, or (ii) to address matters of an administrative or ministerial nature. The Executive Committee currently consists of [ ]. In the absence of either member of the Executive Committee, the remaining member is authorized to act alone.

•

Audit Committee.  The Board has a standing Audit Committee consisting of the three Independent Directors. The Audit Committee was established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and operates under a written charter adopted and approved by the Board. The Audit Committee: (i) approves and recommends to the Board the selection, retention or termination of the independent registered public accounting firm; (ii) approves services to be rendered by the auditors and monitors the auditors’ performance; (iii) reviews the results of the Fund’s audit; (iv) determines whether to recommend to the Board that our audited financial statements be included in the Fund’s Annual Report; and (v) responds to other matters as outlined in the Audit Committee Charter. Each member is “independent” as defined under the applicable New York Stock Exchange listing standards, and none are “interested persons” of the Fund as defined in the 1940 Act. The Audit Committee members are [     ].

16

•

Nominating Committee.  The Board has a standing Nominating Committee that consists exclusively of the three Independent Directors. Our Nominating Committee operates under a written charter adopted and approved by the Board. The Nominating Committee: (i) identifies individuals qualified to become Board members and recommends to the Board the director nominees for the next annual meeting of stockholders and to fill any vacancies; (ii) monitors the structure and membership of Board committees and recommends to the Board director nominees for each committee; (iii) reviews issues and developments related to corporate governance issues and develops and recommends to the Board corporate governance guidelines and procedures, to the extent necessary or desirable; (iv) has the sole authority to retain and terminate any search firm used to identify director candidates and to approve the search firm’s fees and other retention terms, though it has yet to exercise such authority; and (v) may not delegate its authority. The Nominating Committee will consider stockholder recommendations for nominees for membership to the Board so long as such recommendations are made in accordance with our Bylaws. Nominees recommended by stockholders in compliance with our Bylaws will be evaluated on the same basis as other nominees considered by the Nominating Committee. Our Bylaws require all nominees for directors, at the time of nomination, (1) to be at least 21 and less than 75 years of age and have substantial expertise, experience or relationships relevant to the business of the Fund, or (2) to be a current director of the Fund that has not reached 75 years of age. The Nominating Committee has the sole discretion to determine if an individual satisfies the foregoing qualifications. The Nominating Committee also considers the broad background of each individual nominee for director, including how such individual would impact the diversity of the Board, but does not have a formal policy regarding consideration of diversity in identifying nominees for director. The Nominating Committee members are [     ].

•

Compliance Committee.  The Board has a standing Compliance Committee consisting of exclusively of the three Independent Directors. The Compliance Committee operates under a written charter adopted and approved by the Board. The Compliance Committee reviews and assesses management’s compliance with applicable securities laws, rules and regulations; monitors compliance with our Code of Ethics; and handles other matters as the Board or committee chair deems appropriate. The Compliance Committee members are [    ].

Fund Shares Owned by Board Members

The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Name	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies)[1,2]
Interested Trustee
[____]	None	None
Independent Trustees
[____]	None	None
[____]	None	None
[____]	None	None
[____]	None	None
[____]	None	None
[1]	Valuation date is [____].
[2]	The Fund is the only fund in the family of investment companies.

17

Board Compensation

The Fund anticipates to pay the following fees to the Trustees during the Fund’s initial fiscal year ended [Date]:

Name	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex[1]
Interested Trustee
[____]	$0	N/A	N/A	$0 for service on one (1) board
Independent Trustees
[____]	$[XX]	N/A	N/A	$[XX] for service on one (1) board
[____]	$[XX]	N/A	N/A	$[XX] for service on one (1) board
[____]	$[XX]	N/A	N/A	$[XX] for service on one (1) board
[____]	$[XX]	N/A	N/A	$[XX] for service on one (1) board
[____]	$[XX]	N/A	N/A	$[XX] for service on one (1) board
[1]	The Fund Complex consists solely of the Fund.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Fund will indemnify and hold harmless its Trustees against liabilities and expenses arising out of or related to their performance of their duties as a Trustee. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

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MANAGEMENT

Adviser. Tortoise Capital Advisors, L.L.C. (“Tortoise”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) is the Fund’s Adviser. Tortoise is responsible for overseeing the Fund’s overall investment strategy and its implementation. Tortoise’s principal offices are located at 5901 College Boulevard, Suite 400, Overland Park, KS 66211. As of [ ], 2026, Tortoise had approximately $[ ] in total assets under management.

Investment Management Agreement. The Fund and the Adviser have entered into an Investment Management Agreement (the “Investment Management Agreement”). Pursuant to the Investment Management Agreement, the Adviser provides the investment advisory services to the Fund.

The Investment Management Agreement sets forth a standard of care pursuant to which the Adviser is responsible for performing services to the Fund, and also includes liability and indemnification provisions.

The continuance of the Investment Management Agreement after the first two (2) years must be specifically approved at least annually:

(i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and

(ii) by the vote of a majority of the Trustees who are not parties to such Investment Management Agreement or “interested persons” of any party thereto, cast in-person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Fund or by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser.

The Investment Management Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Fund or by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser.

Because the Fund is new and has not yet commenced operations, it has not paid any management fees to the Adviser under the Investment Management Agreement.

Administrator, Custodian, Transfer Agent and Distributor

Administrator. U.S. Bank Global Fund Services (the “Administrator”), a [ ], has its principal business offices at [ ]. The Administrator and its affiliates also serve as administrator or sub-administrator to other funds.

Administration Agreement with the Fund. The Fund and the Administrator have entered into an administration and transfer agency agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Fund with certain services, among other responsibilities, administrative, tax, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Fund. In addition, the Administrator makes available certain space, equipment, personnel and facilities to provide the services to the Fund.

19

For its administrative services, the Administrator receives a fee, which is calculated based upon the average daily net assets of the Fund and paid monthly by the Fund. As of the date of this SAI, the Fund had not commenced operations and, therefore, had not paid any administration fees to the Administrator.

Custodian. U.S. Bank, N.A., serves as custodian (the “Custodian”) for the Fund. The Custodian maintains in separate accounts cash, securities and other assets of the Fund, keeps all necessary accounts and records, and provides other services. The Custodian is required, upon the order of the Fund, to deliver securities held by it, in its capacity as custodian, and to make payments for securities purchased by the Fund.

Transfer Agent. [     ] serves as the transfer agent for the Fund (the “Transfer Agent”).

Distributor. The Fund and [      ] (the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund’s shares. The principal business address of the Distributor is [       ]. The offering of the Fund’s Shares is continuous on a daily basis and the Distributor distributes the Fund Shares on a best efforts and agency basis (not as principal).

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Fund and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, by the holders of a majority of the outstanding voting securities of the Fund, upon not less than sixty (60) days’ written notice by either party.

Portfolio Management

Compensation. The Adviser compensate the portfolio managers for their management of the Fund. The portfolio managers’ compensation consists of a fixed annual salary, plus a discretionary annual bonus calculated on the following factors:

1.	Fund performance relative to a return objective and/or benchmark index;

2.	The Adviser’s corporate performance typically based upon earnings per share for a fiscal year; and

3.	Individual performance relative to annual goals and objectives.

Ownership of Fund Shares. As of the date of this SAI, the portfolio managers do not beneficially own any shares of the Fund.

Other Accounts. As of _______, 2026, in addition to the Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

20

Conflicts of Interests. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include privately offered investment funds (collectively, the “Other Accounts”). The Other Accounts might have a similar investment objective as the Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. While the portfolio managers’ management of the Other Accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that they have each designed policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Fund. Because of their position with the Fund, the portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the Other Accounts and to the possible detriment of the Fund. However, the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers’ management of the Fund and the Other Accounts which, in theory, may allow a portfolio manager to allocate investment opportunities in a way that favors the Other Accounts over the Fund. This conflict of interest may be exacerbated to the extent that the Adviser or the portfolio manager receive, or expect to receive, greater compensation from the management of the Other Accounts than the Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser’s policy to manage each account based on its investment objective and related restrictions and, as discussed above, the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio manager may buy for an Other Account securities that differ in identity or quantity from securities bought for the Fund, such an approach might not be suitable for the Fund given its investment objective and related restrictions.

CODE OF ETHICS

The Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

21

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage and Research Services. The Fund does not have an obligation to deal with any brokers or dealers in the execution of transactions in portfolio securities or other assets. Subject to any policy established by the Fund, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions in securities or other assets. Many of the Fund’s investments in Oil and Gas Interests will not be investments in the types of securities or other assets that will be subject to the brokerage allocation and other practices described in this section. However, to the extent applicable, the Fund intends to execute portfolio transactions in Oil and Gas Interests in a manner consistent with the general principles described herein.

Portfolio securities or other assets normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account the following factors, among others: execution capability, trading expertise, accuracy of execution, price, dealer spread or commission rates, reputation and integrity, fairness in resolving disputes, financial responsibility and responsiveness. While the Adviser generally seeks reasonably competitive prices in placing its orders, the Fund may not necessarily be paying the lowest price available.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “research services”) from securities firms which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser or its affiliates may receive research services from securities firms with which the Adviser places the Fund’s portfolio transactions. These research services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities or other asset or instrument, recommendations as to the purchase and sale of securities or other assets or instruments and services related to the execution of securities or other transactions. The management fees paid by the Fund are not reduced because the Adviser or its affiliates receive such research services even though the receipt of such research services relieves the Adviser or its affiliates from expenses they might otherwise bear. Research services provided by securities firms chosen by the Adviser to place the Fund’s transactions may be useful to the Adviser or its affiliates in providing services to other Tortoise entities, although not all of these research services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, research services provided to the Adviser or its affiliates by securities firms in connection with trades executed on behalf of other Tortoise entities may be useful to the Adviser in managing the Fund, although not all of these research services may be necessarily useful and of value to the Adviser or its affiliates in managing such other Tortoise entities. To the extent the Adviser or its affiliates use such research services, they will use them for the benefit of all Tortoise entities, as applicable, to the extent reasonably practicable.

Affiliated Brokerage. The Fund expects that all portfolio transactions in securities or other assets will be effected on a principal basis and, accordingly, does not expect to pay any brokerage commissions. To the extent the Fund does effect brokerage transactions, affiliated persons (as such term is defined in the 1940 Act) of the Fund, or affiliated persons of such persons, may from time to time be selected to perform brokerage services for the Fund, subject to the considerations discussed above, but are prohibited by the 1940 Act from dealing with the Fund as principal in the purchase or sale of securities or other assets. In order for such an affiliated person to be permitted to effect any portfolio transactions for the Fund, an affiliated broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the Investment Company Act); (2) in the case of the purchase or sale of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (3) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities or other assets being purchased or sold on an exchange during a comparable period. This standard would allow such an affiliated person to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm’s-length transaction. As of the date of this SAI, there are no such affiliated persons that could perform brokerage services for the Fund.

22

Portfolio Turnover. Although the Fund does not have any restrictions on portfolio turnover, it is not the Fund’s policy to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Fund will not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities or other assets by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities or other assets exclude all securities or other assets having a maturity when purchased of one year or less. A high rate of portfolio turnover involves correspondingly greater transaction costs than a lower rate, which costs are borne by the Fund and its Shareholders.

Regular Broker Dealers. The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of its most recent fiscal year and state the value of such holdings.

Brokerage Commissions. The Fund is newly organized has not incurred any brokerage commissions.

REPURCHASE OFFERS

The Fund may suspend or postpone a repurchase offer only: (a) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (b) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) for such other periods as the SEC may by order permit for the protection of Shareholders of the Fund.

The Fund must maintain liquid assets equal to the repurchase offer amount from the time that the shareholder notification is sent to Shareholders until the repurchase pricing date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the repurchase offer amount consists of assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the repurchase request deadline and the repurchase payment deadline. The Fund has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with these repurchase offers and the liquidity requirements. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Fund will take whatever action it deems appropriate to ensure compliance.

The Fund may cause a mandatory repurchase or redemption of all or some of the Shares of a Shareholder, or any person acquiring Shares from or through a Shareholder, at NAV in accordance with the Declaration of Trust and Section 23 of the 1940 Act and Rule 23c-2 thereunder.

23

PROXY VOTING POLICY AND PROXY VOTING RECORD

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to Tortoise. A copy of Tortoise’s Proxy Voting Policy is attached as Exhibit A to this SAI. Due to the nature of the securities and other assets in which the Fund intends to invest, proxy voting decisions for the Fund may be limited.

The Fund is required to disclose annually the Fund’s complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. Form N-PX for the Fund will be available without charge, upon request, by calling [     ] and on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As [     ], 2026, [___ ] owned of record or beneficially 5% or more of the outstanding Shares of the Fund. [      ] provided the initial investment in the Fund and thus owns greater than 25% of the Fund’s outstanding shares as of [      ], 2026. For so long as [     ] has a greater than 25% interest in the Fund, it may be deemed to be a “control person” of the Fund for purposes of the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[      ], located at [      ], is the Fund’s independent registered public accounting firm and audits the Fund’s financial statements and performs other audit related services.

LEGAL COUNSEL

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois, 60606, is counsel to the Fund and has passed upon the validity of the Fund’s Shares.

24

FINANCIAL STATEMENTS

[To be provided in a subsequent filing.]

25

APPENDIX A

[To be provided in a subsequent filing.]

26

PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), will be filed with a Pre-effective Amendment to the Registration Statement on Form N-2.

2.	Exhibit No. - Description:

(a)

(1)	Certificate of Trust (1)

(2)	Certificate of Amendment to Certificate of Trust (1)

(3)	Agreement and Declaration of Trust of the Registrant (2)

(b)	By-Laws of the Registrant (2)

(c)	Not applicable

(d)	Reference is made to the Registrant’s Declaration of Trust and Bylaws

(e)	Not applicable

(f)	Not applicable

(g)

(1)	Investment Management Agreement (1)

(h)

(1)	Distribution Agreement (2)

(2)	Specimen Dealer Agreement (2)

(i)	Not Applicable

(j)	Custodian Agreement (2)

(k)

(1)	Fund Administration Servicing Agreement (2)

(2)	Fund Accounting Services Agreement (2)

(3)	Transfer Agent Servicing Agreement (2)

(l)	Opinion of Legal Counsel (2)

(m)	Not applicable

(n)	Consent of Independent Registered Public Accounting Firm (2)

(o)	Not Applicable

(p)	Subscription Agreement (2)

(q)	Not Applicable

(r)

(1)	Code of Ethics of Registrant (2)

(2)	Code of Ethics of Adviser (2)

(3)	Code of Ethics of Distributor (2)

(s)	N/A

(t)	Powers of Attorney (2)

__________________________

(1)	Filed herewith.
(2)	To be filed by amendment.

Item 26: Marketing Arrangements

Not Applicable.

Item 27: Other Expenses of Issuance and Distribution*

Securities and Exchange Commission Fees	$[ ]
Printing and Engraving Expenses	$[ ]
Legal Fees	$[ ]
Accounting Expenses	$[ ]
Blue Sky Filing Fees and Expenses	$[ ]
Miscellaneous Expenses	$[ ]
Total	$[ ]

* To be provided by amendment.

Item 28: Persons Controlled by or under Common Control with Registrant

To be provided by amendment.

Item 29. Number of Holders of Securities

Set forth below is the number of record holders as of [__], 202_ of each class of securities of the Registrant:

Number of
Title of Class	Record Holders
[ ]	[ ]

Item 30. Indemnification

To be provided by amendment.

Item 31: Business and Other Connections of Investment Advisers

Certain information pertaining to the business and other connections of [Adviser], the investment adviser to the Fund, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of [Adviser] is incorporated by reference to the Form ADV filed by [Adviser] with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. [_______]).

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of 15 U.S.C. 80a-3-(a) and rules under that section, are maintained by the Adviser, 5901 College Boulevard, Suite 400, Overland Park, KS 66211.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

(1) Not Applicable.

(2) Not Applicable.

(3) The Registrant undertakes:

(a) To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933 (the “1933 Act”);

(ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b) That, for the purpose of determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) That, for the purpose of determining liability under the 1933 Act to any purchaser:

(1) if the Registrant is subject to Rule 430B under the 1933 Act: (A) each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and (B) each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) under the 1933 Act for the purpose of providing the information required by Section 10(a) of the 1933 Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C under the 1933 Act: each prospectus filed pursuant to Rule 424(b) under the 1933 Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the 1933 Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4) The Registrant undertakes:

(a) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective;

(b) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(5) Not applicable.

(6) Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(7) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, Kansas, on the 30th day of December 2025.

TORTOISE ENERGY & INFRASTRUCTURE INTERVAL FUND

By:	/s/ Thomas Florence
Thomas Florence
Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Thomas Florence	Trustee	December 30, 2025
Thomas Florence

EXHIBIT INDEX

(a)(1)	Certificate of Trust, dated October 24, 2025
(a)(2)	Certificate of Amendment to Certificate of Trust, dated December 12, 2025